As filed with the Securities and Exchange Commission on October
24, 1996
Securities Act File No. 33-94206
Investment Company Act File No. 811-9064


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


	Pre-Effective Amendment No.
	Post-Effective Amendment No.  1  	   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
	Amendment No.   2  	              X
             AMBAC TREASURERS TRUST
(Exact Name of Registrant as Specified in Charter)

300 Nyala Farms Road
Westport, Connecticut
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (203) 341-2300

Name and Address of Agent for Service:	Copies to:
W. Dayle Nattress	Kenneth S. Gerstein, Esq.
300 Nyala Farms Road	Schulte Roth & Zabel LLP
Westport, Connecticut  06880	900 Third Avenue
			New York, NY  10022

Approximate Date of Proposed Public Offering:
As soon as practicable after the Registration Statement becomes effective.

	It is proposed that the filing will become effective:

	      immediately upon filing pursuant to paragraph (b)
	  X  on  November 1, 1996 pursuant to paragraph (b)
	     60 days after filing pursuant to paragraph (a)(1)
	     on               pursuant to paragraph (a)(1)
	     75 days after filing pursuant to paragraph (a)(2) on __________ pursuant to paragraph (a)(2) of Rule 485.


	The Registrant previously has filed a declaration of indefinite registration of its shares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrants 24f-2 Notice for the fiscal year ending October 31, 1996 will be filed as required.



AMBAC TREASURES TRUST

FORM N-1A

CROSS REFERENCE SHEET



Part A.
Item No.	Prospectus Caption

1.	Cover Page	Cover Page

2.	Synopsis	Summary of Expenses

3.	Condensed Financial Information	Financial Highlights

4.	General Description of Registrant	Cover Page; Investment
Objective and Policies;     General Information

5.	Management of the Fund	Management of the Fund

5A.	Management's Discussion of	Not Applicable
	Fund Performance

6.	Capital Stock and Other Securities	Purchase of Shares;
Dividends and Distributions; Taxes; General Information

7.	Purchase of Securities Being Offered	Purchase of
Shares; Shareholder Accounts; Redeeming Shares; Exchange
Privilege; Net Asset Value

8.	Redemption or Repurchase	Shareholder Accounts;
Redeeming Shares; Exchange Privilege; Net Asset Value

9.	Pending Legal Proceedings	Not Applicable


Part B.	Statement of Additional
Item No.	Information Caption

10.	Cover Page	Cover Page

11.	Table of Contents	Table of Contents

12.	General Information and History	General Information

13.	Investment Objectives and Policies	Investment Policies
and Practices; Investment Restrictions

14.	Management of the Fund	Investment Advisory Arrangements;
Trustees and Officers

15.	Control Persons and Principal Holders of Securities
	General Information

16.	Investment Advisory and Other Services	Investment
Advisory Arrangements; Purchasing Shares; Expenses; General
Information

17.	Brokerage Allocation and Other Practices	Portfolio
Transactions and Brokerage

18.	Capital Stock and Other Securities	General Information

19.	Purchase, Redemption and Pricing of 	Purchase of
Shares; Shareholder
	Securities Being Offered	Accounts; Redeeming Shares;
Exchange Privilege; Determination of Net Asset Value

20.	Tax Status	Taxes

21.	Underwriters	Purchasing Shares

22.	Calculation of Performance Data	Performance
Information

23.	Financial Statements	Financial Statements


PART A

The Prospectus for Short-Term U.S. Government Income Fund dated November 1, 1995 as supplemented May 10, 1996, is incorporated by referenced to Registrant's submission pursuant to Rule 497 under the Securities Act of 1933, as amended, as filed with theSecurities and Exchange Commission on May 20, 1996.


AMBAC TREASURERS TRUST

U.S. Treasury Money Market Fund
A SERIES OF AMBAC TREASURERS TRUST

300 Nyala Farms Road
Westport, Connecticut 06880


	AMBAC U.S. Treasury Money Market Fund (the "Fund") is a series of AMBAC Treasurers Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. The investment objective of the Fund is to seek high current income, consistent with preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing exclusively in short-term debt securities that are direct obligations of the U.S. Treasury ("Treasury Securities") and repurchase agreements collateralized by debt obligations backed by the "full faith and credit" of the United States. See "Investment Objective and Policies." AMBAC Investment Management, Inc. (the "Investment Adviser") serves as the investment adviser of the Fund. First Data Investor Services Group, Inc. serves as the administrator of the Fund (the "Administrator").


	Shares of the Fund are offered for sale on a no-load basis to states and municipalities, and their subdivisions and agencies, as well as to other institutional investors. No sales commissions or other charges are imposed upon the purchase or redemption of shares. The minimum initial investment in the Fund is $100,000. See "Purchasing Shares." Shares of the Fund are not insured by AMBAC Indemnity Corporation.

	An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "Net Asset Value."


	This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Additional information about the Trust has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated November 1, 1996, which is incorporated herein by reference and is available without charge by writing to the Transfer Agent or by calling 1-800-311-AMBAC (2622).


Investors are advised to read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is November 1, 1996


SUMMARY OF EXPENSES

	The following table is designed to assist prospective investors in understanding the various direct and indirect costs and expenses that a shareholder in the Fund will bear. The amounts set forth below under "Other Expenses," as well as the amounts in the Example below, are based upon estimates of expenses for the current fiscal year.

Shareholder Transaction Expenses

	Maximum Sales Load Imposed on Purchases		None

	Maximum Sales Load Imposed on Reinvested Dividends
	None

	Deferred Sales Load		None

	Redemption Fee		None

	Exchange Fee		None

Annual Fund Operating Expenses 	Net of Expense
(as a percentage of average net assets)	Reimbursement

	Management Fees (after waiver)	.	   0%

	12b-1 Fees	.	None

	Other Expenses (estimated)	.	.28%

	Total Fund Operating Expenses	.	.28%
	The Investment Adviser has voluntarily agreed to waive its fees or absorb Fund expenses to the extent necessary to assure that the ordinary operating expenses do not exceed .28% of the Fund's average daily net assets. Absent this agreement, management fees, estimated other expenses and estimated total operating expenses of the Fund would be .15%, 1.29% and 1.44%, respectively, of the Fund's average daily net assets. The Investment Adviser reserves the right to modify or terminate at any time its agreement to waive fees and absorb expenses.

	Example	1 Year	3 Years

You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:	$3	$9

	The Example is based upon estimated Total Fund Operating Expenses, as set forth in the Table above, after giving effect to the fee waiver and absorption of expenses. Actual expenses and annual return may be greater or less than the amounts shown above. The Example should not be considered a representation of past or future expenses.

	For a more complete description of fees and expenses, see
"Management of the Fund."


U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

	The Financial Highlights for the Fund should be read in conjunction with the Financial Statements and related notes included in the Statement of Additional Information. The following presents information relating to a share of beneficial interest in the Fund outstanding for the entire period.

				Period ended August 31, 1996
(unaudited)(1)


Net Asset Value, Beginning of period			$
1.000
Income from Investment Operations:
  Net investment income (2)				  0.018

Less Dividends:
  Dividends from net investment income
(0.018)

Net increase in net asset value				     ----
Net Asset Value, End of period			$	  1.000


Total Return				    1.78%**

Ratios/Supplemental Data:
Net Assets, End of period (000s)			$	 26,178
Ratios to average net assets:
  Net investment income including reimbursement/waiver
		    4.99%*
  Operating expenses including reimbursement/waiver
		    0.27%*
  Operating expenses excluding reimbursement/waiver
		    1.44%*











*    Annualized
**  Not Annualized
(1) The Fund commenced operations on April 24, 1996.
(2) Net investment income per share before reimbursement/waiver of fees and expenses by the Investment Adviser for the period ended August 31, 1996 for the Fund was $0.014.


SUITABLE INVESTORS

	The Fund is specifically designed for investors concerned about the safety of their investments and is a low-cost, professionally managed cash management vehicle for states, municipalities, and their subdivisions and agencies, including school and special purpose districts, and for other institutional investors. It offers investment diversification, administrative convenience and operating economies of scale to investors whose investment policies and guidelines are consistent with those of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

	The investment objective of the Fund is to seek high current income, consistent with preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing exclusively in short-term debt securities that are direct obligations of the U.S. Treasury ("Treasury Securities") and repurchase agreements collateralized by debt obligations backed by the "full faith and credit" of the United States. The Fund maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share at all times. No assurance can be given that the Fund will be able to achieve its investment objective or to maintain a stable net asset value. See "Net Asset Value."


	Treasury Securities include Treasury bills, notes and bonds. These obligations are issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. All securities purchased by the Fund, including repurchase agreements, must be of high quality and be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. The Fund may invest up to 35% of its total assets in repurchase agreements that are collateralized by debt obligations which are backed by the "full faith and credit" of the United States, but which are not Treasury Securities.

	The Fund does not invest in any securities commonly known as derivatives.

	The Fund's investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the
"Investment Company Act").

	Repurchase Agreements. A repurchase agreement involves the purchase of a security by the Fund with an agreement by the seller of the security to repurchase it from the Fund at a mutually agreed upon day and price, frequently the next business day. The resale price is in excess of the purchase price and reflects the rate of return earned by the Fund. The maturities of repurchase agreements entered into by the Fund normally do not exceed seven days. However, the Fund may enter into a repurchase agreement maturing in more than seven days provided that not more than 10% of the Fund's net assets would, as a result, be invested in repurchase agreements having maturities in excess of seven days and under which the Fund also does not have the right to repayment within seven days. Repurchase agreements will at all times be fully collateralized by their underlying securities ("collateral") in an amount at least equal to the purchase price plus accrued interest, marked to market daily. The collateral for repurchase agreements is held by the Trust's custodian (or a subcustodian) and is required to consist of obligations which are backed by the "full faith and credit" of the United States (without regard to the maturity of such obligations). If the seller defaults and the value of the collateral securing a repurchase agreement declines, the Fund may incur a loss. The Fund, however, enters into repurchase agreements only with banks or primary dealers designated as such by the Federal Reserve Bank of New York and which have been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established by the Board of Trustees of the Trust.

	When-Issued and Delayed Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by the Fund with payment and delivery taking place as much as a month or more in the future. The Fund engages in these transactions to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

	Borrowings. The Fund does not borrow for purposes of making investments (a practice known as "leverage"). However, it may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. The Fund may pledge its assets to secure these borrowings. Additional investments will not be made by the Fund while any borrowings are outstanding.

	Investment Restrictions. The Fund is subject to various additional restrictions on its investments. Certain of these restrictions are deemed fundamental policies and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

	Investment Characteristics. The Fund invests solely in direct obligations of the United States Treasury and repurchase agreements collateralized by such securities or by securities which are backed by the "full faith and credit" of the United States. Shares of the Fund are not insured or guaranteed by the U.S. government or any government agency. The return on an investment in the Fund will increase or decrease in response to changes in short-term market interest rates. The market value of the Fund's investments will fluctuate, with investments increasing in value as interest rates fall and decreasing in value as interest rates rise. However, due to the method used by the Fund in valuing its assets, it is expected but cannot be assured that the net asset value of shares of the Fund will be a stable $1.00 per share. See "Net Asset Value." Virtually all portfolio transactions for the Fund will be effected on a principal basis with issuers, underwriters or dealers serving as primary market-makers.



PURCHASING SHARES

	Shares of the Fund are offered for sale, without sales charge, at the net asset value per share next determined after receipt and acceptance of a purchase order by 440 Financial Distributors, Inc., as distributor of the Fund's shares (the "Distributor"), subject to timely receipt of federal funds as described below. Net asset value is computed as of 4:00 p.m. (Eastern time) on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day") except on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets when the net asset value will be computed as of 12:00 noon (Eastern time). See "Net Asset Value." A minimum initial investment of $100,000 is required (except in special circumstances as described in the Statement of Additional Information). Subsequent investments may be made in any amount.

	Shares become entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it (i.e., monies credited to its custodian bank by a Federal Reserve bank) on the day the purchase order is accepted. An order for the purchase of shares of the Fund is accepted (i) immediately upon receipt of federal funds by wire as described below or (ii) when a check is credited to the shareholder's account in the form of federal funds (generally one business day after receipt of a check). Shares will be issued at the net asset value next determined after acceptance of the purchase order and will be entitled to that day's dividend. The Fund reserves the right to reject any purchase order and to modify or suspend the continuous offering of its shares.

	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place purchase orders as early in the day as possible by calling the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), toll-free at 1-800-311-AMBAC (2622), as described below. Investors who anticipate making purchase transactions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent on the day prior to investment. This advisory call does not replace the need to call the Transfer Agent to place a purchase order.

	Prior to making an initial investment by wire or check, an account number must be obtained by calling the Transfer
Agent toll-free at 1-800-311-AMBAC (2622), or by mailing a completed account application to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

	In order to receive an account number by telephone, an investor must provide the name, address, and tax identification number of the account owner, the amount being wired or mailed as the initial investment, and the name of the wiring bank. Promptly after opening accounts by telephone, investors should mail an original completed account application for each account opened to the Transfer Agent. Although share purchases can be made before an account application is submitted, shares may not be redeemed until a completed account application has been submitted.


	Purchases by Federal Funds. Shares may be purchased by wiring federal funds directly to the Fund in accordance with the instructions below. The Fund does not impose any transaction charges; however, wire charges may be imposed by the shareholder's transmitting bank. Shares will be issued at the net asset value determined as of 4:00 p.m. (Eastern time) except on days for which the PSA recommends an early closing of the U.S. Government securities markets when the net asset value will be computed as of 12:00 noon (Eastern time), and will be entitled to that days dividend if a purchase order is received and accepted by the Distributor prior to 4:00 p.m. (Eastern time) (2:00 p.m. (Eastern time) for remote trade entry orders), or 12:00 noon (Eastern time) on days for which the PSA recommends an early closing of the U.S. Government securities markets, and the Trust's custodian receives payment in federal funds in the amount of the purchase order not later than the close of the Federal Reserve wire on that day. If a purchase order is not received and accepted prior to 4:00 p.m. (Eastern time) (2:00 p.m. (Eastern time) for remote trade entry orders), or 12:00 noon (Eastern time) on days for which the PSA recommends an early closing of the U.S. Government securities markets, or federal funds are not received by the close of the Federal Reserve wire, shares will not be issued or entitled to receive dividends until the next computation of net asset value following the receipt of federal funds by the Trust's custodian.

	Additional purchases of shares can be made by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622), to place a purchase order and then wiring federal funds in the amount of the purchase.

	With respect to both initial and subsequent purchases of shares, the wiring bank should be instructed to wire federal funds to:

AMBAC U.S. Treasury Money Market Fund
C/o BSD&T Co. ABA # 011001234
CR DDA # 05-338-4
CR FDISG A/C # __________
[insert your account number]

	Purchases by Check. Shares may be purchased by check in accordance with the instructions below. Shares will be issued on the next business day after receipt of a check at the net asset value determined as of 4:00 p.m. (Eastern time) that day except on days for which the PSA recommends an early closing of the U.S. Government securities markets when the net asset value will be computed as of 12:00 noon (Eastern time). Shareholders will begin accruing dividends when a check is credited to the shareholder's account in the form of federal funds (generally one business day after receipt of a check).

	Checks for both initial and subsequent purchases of shares should indicate the account name and number and be made payable to AMBAC U.S. Treasury Money Market Fund and sent by regular mail to the Transfer Agent at:



AMBAC Funds
P.O. Box 5138
Westborough, MA 01581-5138

	Check purchases sent by registered or certified mail or overnight delivery should be sent to the Transfer Agent at:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, MA 01581-5120
SHAREHOLDER ACCOUNTS

	The Transfer Agent maintains one or more accounts for each shareholder reflecting full and fractional shares of the Fund the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Fund.

	Sub-Account Services. Special sub-accounting procedures are available for investors wishing to open multiple accounts to meet requirements regarding the commingling of funds or for accounting convenience. Sub-accounts can be established at any time by calling the Transfer Agent. Please call toll-free at 1-800-311-AMBAC (2622) for further information and appropriate forms. Investors who have established sub-accounts will receive periodic confirmations and statements of holdings and transactions for the master account and each sub-account.

	Minimum Account Balance. There is no minimum account balance for the Fund. In order to avoid costs to the Fund that are associated with maintaining inactive accounts, if there has been no activity in an account with no balance for a period of six months, the Fund has the right to close the account. However, a shareholder will first be sent written notice of the Fund's intention to close the account, and given 60 days to purchase shares to increase the account balance.

REDEEMING SHARES

	Shareholders may redeem all or any portion of the shares in their accounts at any time at the net asset value next computed after the receipt of a redemption request in proper form. Redemption proceeds will be paid by federal funds wire to one or more of the bank accounts that have been predesignated by the shareholder, normally on the day the redemption request is received. Redemption may also be made by check as described below. If a redemption request is not received prior to 2:00 p.m. (Eastern time), or 12:00 noon (Eastern time)on days for which the PSA recommends an early closing of the U.S.
Government securities markets, it will be processed on the following Business Day. Shares are not entitled to receive dividends declared on the day the shares are redeemed. See "Dividends and Distributions." In the case of complete redemption of all shares in an account, the redemption payment will include the amount of all dividends declared for the month-to-date on shares held in the account. Except in unusual circumstances described in the Statement of Additional Information, the Fund will not suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days, except that when shares are purchased by check or acquired by means of an exchange of shares purchased by check (including, in each case, certified checks and cashiers checks), payment of redemption proceeds will be delayed until the purchase check has cleared (the time varies from state to state) which may take up to 15 days. Shareholders who anticipate the need for immediate access to their investment should purchase shares with federal funds.
	A completed account application must be on file with the Transfer Agent in order to redeem shares. See "Purchasing Shares." Shareholders will be asked to designate a primary recipient bank account on their account application. The primary recipient account may be changed at any time, and any number of secondary recipient bank accounts can be added, provided proper written instructions are on file. Please call the Transfer Agent to receive additional information and appropriate forms.

	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place telephone redemption requests as early in the day as possible by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622) as described below. Investors who anticipate making redemptions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent at least one day in advance. This advisory call does not replace the need to place the redemption request in writing or by telephone.


	Telephone Redemption Procedures. A request to redeem shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC (2622). The shareholder will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be sent to the primary recipient bank account designated by the shareholder unless the shareholder requests that payment be made to a predesignated secondary recipient bank account. Proceeds will be sent by Federal Reserve wire, normally on the day the redemption request is received. Redemption requests that are not received prior to 2:00 p.m. (Eastern time) or 12:00 noon (Eastern time) on days when the PSA recommends an early closing of the U.S. Government Securities Markets will be processed the following Business Day.

	The Transfer Agent employs reasonable procedures to confirm that telephone redemption instructions are genuine such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption.
To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for any loss due to fraudulent or unauthorized telephone instructions. A redemption by telephone may be made only if the telephone redemption privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone.
In such an event a shareholder should send a


written redemption request by overnight delivery to the Transfer Agent and follow the procedures for written redemption requests described below.

	Written Redemption Requests. Shares of the Fund may be redeemed by written redemption request. A written redemption request must be signed by each of the persons who the shareholder has specified as required to sign such requests. The request must include the complete account name and address, the amount of the redemption, and the predesignated primary or secondary recipient bank account to which the proceeds of the redemption are to be sent. The signature of each person signing the request must be guaranteed by an eligible guarantor institution. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions, and savings associations. The Transfer Agent reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution.

Written redemption requests sent by regular mail should be sent to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

Written redemption requests sent by overnight delivery should be sent to:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, Massachusetts 01581-5120

	Redemption by Check. Shares of the Fund may be redeemed by writing checks ("Redemption Checks") against the account balance. Redemption Checks may be obtained by election of the checkwriting option on the account application or by later written request to the Transfer Agent. Redemption Checks may be made payable to the order of any person. The account will continue to earn dividends until the check is presented to the Fund for payment. Redemption Checks will be returned by the Transfer Agent if there are insufficient funds to meet the withdrawal amount. Redemption Checks should not be used to close an account because the exact balance at the time the check clears will not be known at the time the check is written. Redemption Checks are free, but the Fund may impose a fee for stopping payment of a Redemption Check at the shareholders request or if a Redemption Check cannot be honored due to insufficient funds or other valid reasons.

EXCHANGE PRIVILEGE

	Shareholders may exchange shares of the Fund for shares of any other fund advised by the Investment Adviser based upon the relative net asset values per share of the funds at the time the exchange is effected. Currently, shares of the Fund may be exchanged for shares of AMBAC U.S. Government Money Market Fund and AMBAC Short-Term U.S. Government Income Fund. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, shareholders should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling the Transfer Agent at 1-800-311-AMBAC (2622) or writing to the Transfer Agent at P.O. Box 5138, Westborough, Massachusetts 01581-5120.

	All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, an exchange is permitted only between accounts that have identical registrations. The Fund does not impose limitations on the frequency of exchanges. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

	An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "Redeeming Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund. Shareholders that are not exempt from taxation may realize a taxable gain or loss on an exchange transaction. See "Taxes."

	The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

	Telephone Exchange Procedures. A request to exchange shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC (2622). The shareholder will be asked to provide the account name and number, the amount of shares being exchanged and the name of the fund whose shares are being acquired. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time) or 12:00 noon (Eastern time) on days when the PSA recommends an early closing of the U.S. Government Securities Markets will be processed the following Business Day. A written confirmation of the exchange transaction will be sent to the shareholder. As in the case of telephone redemption requests, the Transfer Agent employs reasonable procedures to confirm that telephone exchange instructions are genuine. To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for a loss due to fraudulent or unauthorized telephone exchange instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such event, a shareholder should send a written exchange request by overnight delivery to the Transfer Agent and follow the procedures for written exchange requests described below.

	Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of the shareholder's account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. The signature of each person signing the exchange request must be guaranteed by an eligible guarantor institution. Written exchange requests should be sent to the Transfer Agent at the address indicated above under "Redeeming Shares--Written Redemption Requests."

NET ASSET VALUE

	The Fund's share price, or net asset value per share, is calculated as of 4:00 p.m. (Eastern time) each Business Day except on days for which the PSA recommends an early closing of the U.S. Government securities markets when the net asset value will be computed as of 12:00 noon (Eastern time). Net asset value per share is determined by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the total value of the Fund's investments and other assets and dividing the result by the total number of outstanding shares of the Fund.

	For purposes of calculating net asset value per share, the Fund's portfolio securities are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. Use of this valuation method permits the maintenance of the Fund's net asset value at $1.00 per share, absent unusual circumstances. There can be no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

	In using this method, the Trust has adopted certain procedures and adheres to various investment limitations as required by Rule 2a-7 under the Investment Company Act. These procedures, among other things, require the Investment Adviser to monitor the deviation between the Fund's net asset value determined by using available market quotations or market equivalents and its net asset value determined by using amortized cost.

FUND EXPENSES

	The Fund's expenses are deducted from total income before dividends are paid. The Fund bears all expenses of its operations other than those expressly assumed by the Investment Adviser, including the Fund's proportionate share of the Trust's expenses. Expenses borne by the Fund include but are not limited to: the fees of the Investment Adviser, the Administrator and Transfer Agent; the fees and expenses of the Trust's independent public accountants, legal counsel, accounting services agent and custodian; taxes; brokerage fees and commissions; interest; costs incident to meetings of trustees and shareholders, printing and mailing prospectuses and reports to shareholders, and the filing of reports with regulatory bodies and the maintenance of the Trust's legal existence; federal and state registration fees; the fees and expenses of non-interested trustees of the Trust; and any extraordinary expenses of a non-recurring nature.

	As discussed under "Summary of Expenses," the Investment
Adviser has voluntarily undertaken to waive its fee or to absorb expenses of the Fund as may be necessary to limit total ordinary operating expenses of the Fund to a specified percentage of the Fund's average daily net assets. The
Investment Adviser may modify or terminate this undertaking at any time.


DIVIDENDS AND DISTRIBUTIONS

	Dividends are declared and accrued daily on each Business Day based upon the Fund's net investment income (i.e., income other than net realized capital gains), and are paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year in which they have been earned. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value unless otherwise requested by the shareholder. A shareholder can request that dividends and other distributions be paid by wire transfer to a predesignated bank account by sending a written request to the Transfer Agent. Any such request must be received by the Transfer Agent at least five Business Days prior to a payment date in order to be effective on such date.

	Dividends are payable to all shareholders of record as of the time of declaration. Shareholders will begin receiving dividends on shares the day the shares are purchased, but will not be entitled to receive dividends declared on shares the day the shares are redeemed.

	The Fund does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special or regular year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

TAXES

	Taxation of the Fund. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Certain federal income and excise taxes would be imposed on the Fund if it failed to make certain required distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of any such tax. If the Fund should fail to qualify as a "regulated investment company," it would be subject to regular federal income tax on its taxable income, and its distributions generally would be taxable. The Fund intends to carry on its operations so that it will continue to qualify as a regulated investment company.

	Federal Taxation of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, investors will also be subject to tax on any capital gains distributions they receive. Since the Fund does not expect to earn dividend income, dividends and other distributions from the Fund will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund sends each shareholder a statement showing the tax status of distributions for the past calendar year.

	Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential government function accruing to a state or any political subdivision thereof. Shareholders are urged to consult their own tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investment in the Fund. A portion of the earnings derived from funds which are subject to the arbitrage limitations or rebate requirements of the Code maybe required to be paid to the U.S. Treasury as computed in accordance with such requirements.

	A sale of shares of the Fund, either by redemption or exchange, is a taxable event, and may result in a capital gain or loss. However, because the Fund seeks to maintain a stable net asset value of $1.00 per share for both purchases and redemptions, it is generally expected that shareholders will not realize any capital gain or loss upon redemptions of shares.

	The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Shareholders are asked to certify on their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to so certify will result in backup withholding.

	State and Local Taxes. Investors may be subject to state and local taxes on their investment. For example, dividends and other distributions made by the Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Fund do not directly receive interest on Treasury Securities held by the Fund, certain states may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on Treasury Securities may be exempt from state and local taxes. State laws vary, however, and any exemption from state and local income taxes does not preclude states from assessing other taxes on the ownership of Treasury Securities. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving Treasury Securities does not constitute interest on Treasury Securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving Treasury Securities in which the Fund may invest.

	The tax discussion set forth above regarding federal and state income taxation is included for general information only.
Prospective investors should consult their own tax advisors concerning the federal and state tax consequences of an investment in the Fund.

MANAGEMENT OF THE FUND

	The Board of Trustees of the Trust is responsible for supervising the operations and affairs of the Trust and the Fund. The Trust's officers, who are all officers or employees of the Investment Adviser or the Administrator, are responsible for the daily management and administration of the Fund's operations.

	Investment Adviser. The Investment Adviser, AMBAC Investment Management, Inc., 300 Nyala Farms Road, Westport, Connecticut 06880, is a wholly owned subsidiary of AMBAC Capital Corporation which, in turn, is a wholly owned subsidiary of AMBAC Inc. ("AMBAC"). Through its subsidiaries, AMBAC is a leading insurer of municipal and structured finance obligations and a provider of investment contracts and interest rate swaps to states, municipalities and municipal authorities. AMBAC is a publicly held company whose shares are traded on the New York Stock Exchange.

	Subject to overall supervision of the Board of Trustees, the Investment Adviser is responsible for managing the investment operations of the Fund in accordance with the Fund's investment objective and policies. The Investment Adviser formulates a continuing investment program for the Fund and makes all decisions regarding securities to be purchased or sold for the Fund. The Investment Adviser is required to provide certain administrative services to the Trust to the extent those services are not provided by other organizations retained by the Fund, and furnishes, without expense to the Fund, the services of its personnel to serve as officers and trustees of the Trust. The Fund pays the Investment Adviser a monthly fee computed at the annual rate of .15% of the Fund's average daily net assets during the month.

	Evelyn R. Robertson, a Vice President of the Investment Adviser, is the person primarily responsible for managing the Fund's investments. Ms. Robertson has over 12 years of experience managing money market funds. Prior to joining the Investment Adviser in June, 1995, Ms. Robertson was a Vice President of Smith Barney, Inc., where she served as portfolio manager of various money market funds. The Investment Adviser is a newly formed company which has not previously served as the investment adviser of mutual funds. However, AMBAC, through its subsidiaries, manages its investment portfolios of approximately $4 billion.

	Administrator. The Trust has entered into an Administration Agreement with the Administrator, First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109, a wholly owned subsidiary of First Data Corporation. The Administrator provides various services required in connection with the operations of the Trust and the Fund, including, but not limited to: overseeing the preparation and maintenance of all documents and records required to be maintained by the Trust; preparing and updating required regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees. For these services, the Fund pays the Administrator a monthly fee calculated at an annual rate of .05% of the Fund's average daily net assets on the first $500 million of net assets of the Trust, .04% on the next $500 million of net assets of the Trust and .03% on net assets of the Trust in excess of $1 billion, subject to a minimum monthly fee paid by the Trust to the Administrator of $10,000. The Administrator also provides the Trust with fund accounting services for which it is paid a monthly fee by the Fund of $3,000 if monthly average net assets of the Fund are $50 million or less, $4,000 if the Fund's monthly average net assets are between $50-$200 million, or $5,000 if the Fund's monthly average net assets exceed $200 million.

PERFORMANCE INFORMATION

	The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

	In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

GENERAL INFORMATION

	Description of Shares. The Trust is a Delaware business trust organized pursuant to a Certificate of Trust dated June 27, 1995 and is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this Prospectus, the Trust has established three series of its shares, each representing interests in a separate portfolio of investments. One series of shares represents interests in the Fund. The other series represent interests in AMBAC U.S. Government Money Market Fund and AMBAC Short-Term U.S. Government Income Fund. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

	Shareholders of the Fund, together with shareholders of each other series of the Trust, are entitled to vote on the election of trustees and the ratification of the Trust's independent accountants when those matters are voted upon at a meeting of shareholders. On other matters affecting the Fund on which shareholders of the Fund are entitled to vote, shares of the Fund will generally be voted as a separate class. Each share (and fractional share) is entitled to that number of votes which equals the net asset value of such share (or fraction thereof). All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of trustees can elect all of the trustees standing for election if they choose to do so.

	Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of the shareholders, trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

	Annual meetings of shareholders will not be held except as required by the Investment Company Act or other applicable law. A meeting will be held on the removal of a trustee or trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

	Control Persons. As of September 30, 1996, AMBAC Indemnity Corporation, an affiliate of the Investment Adviser owned more than 25% of the outstanding shares of the Fund. So long as such ownership of shares of the Fund (or of the Trust) continues to exceed 25% of the outstanding shares of the Fund (or of the outstanding shares of the Trust), AMBAC Indemnity Corporation, the Investment Adviser and its parent, AMBAC Inc., will be deemed to control the Fund (and the Trust) by virtue of such ownership.

	Transfer Agent. The Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 5138, Westborough, Massachusetts 01581-5138, serves as the Trust's shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should contact the Transfer Agent with their questions regarding transactions in shares of the Fund and share account balances.

	Custodian. Bankers Trust Company, 130 Liberty Street, New
York, New York 10006, serves as custodian of the Trust, and in that capacity maintains custody of all securities and cash assets of the Fund. The custodian is authorized to hold the Fund's investments in securities depositories and to use subcustodians approved by the Trust.

	Distributor. 440 Financial Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as Distributor of the Fund's shares. The Distributor may, from time to time, enter into selling agreements with dealers or other financial institutions, and in accordance therewith, pay to such dealers or institutions, in connection with sales or the distribution of shares of the Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by the Fund and will not be a Fund expense.

	Additional Information. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

	Shareholder Reports. The Trust sends shareholders annual and semi-annual reports without charge. These reports include further information regarding the Fund's performance. The financial statements of the Fund appearing in the Trust's annual reports are audited by KPMG Peat Marwick LLP, the Trust's independent public accountants.

	Shareholder Inquiries. For questions concerning shareholder accounts, dividends and share purchase and redemption procedures, contact the Transfer Agent toll free at 1-800-311-AMBAC (2622) or at P.O. Box 5138, Westborough,
Massachusetts 01581-5120.








INVESTMENT ADVISER
AMBAC Investment Management, Inc.
300 Nyala Farms Road
Westport, Connecticut 06880

ADMINISTRATOR
First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581-5138

DISTRIBUTOR
440 Financial Distributors, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

CUSTODIAN
Bankers Trust Company
130 Liberty Street
New York, New York 10006

INDEPENDENT PUBLIC ACCOUNTANTS
KPMG Peat Marwick LLP
99 High Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Schulte Roth & Zabel LLP
900 Third Avenue
New York, New York 10022


Investors are advised to read this Prospectus and retain it for future reference.

NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OR AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

						U.S. Treasury Money Market
Fund
TABLE OF CONTENTS			A SERIES OF AMBAC TREASURERS
TRUST

SUMMARY OF EXPENSES					  2

FINANCIAL HIGHLIGHTS					  3

SUITABLE INVESTORS					  4

INVESTMENT OBJECTIVE AND POLICIES		  4

PURCHASING SHARES					  6

SHAREHOLDER ACCOUNTS				  8

REDEEMING SHARES					  8

EXCHANGE PRIVILEGE					10

NET ASSET VALUE						12

FUND EXPENSES						12

DIVIDENDS AND DISTRIBUTIONS			13

TAXES							13

MANAGEMENT OF THE FUND				15

PERFORMANCE INFORMATION				16

GENERAL INFORMATION 				16



AMBAC TREASURERS TRUST


U.S. Government Money Market Fund
A SERIES OF AMBAC TREASURERS TRUST

300 Nyala Farms Road
Westport, Connecticut 06880

	AMBAC U.S. Government Money Market Fund (the "Fund") is a series of AMBAC Treasurers Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing exclusively in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government
Securities") and repurchase agreements collateralized by Government Securities. See "Investment Objective and Policies." AMBAC Investment Management, Inc. (the "Investment Adviser") serves as the investment adviser of the Fund. First Data
Investor Services Group, Inc. serves as the administrator of the Fund (the "Administrator").

	Shares of the Fund are offered for sale on a no-load basis to states and municipalities, and their subdivisions and agencies, as well as to other institutional investors. No sales commissions or other charges are imposed upon the purchase or redemption of shares. The minimum initial investment in the Fund is $2,000,000. See "Purchasing Shares." Shares of the Fund are not insured by AMBAC Indemnity Corporation.

	An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "Net Asset Value."

	This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Additional information about the Trust has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated November 1, 1996, which is incorporated herein by reference and is available without charge by writing to the Transfer Agent or by calling 1-800-311-AMBAC (2622).

Investors are advised to read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is November 1, 199


SUMMARY OF EXPENSES

	The following table is designed to assist prospective investors in understanding the various direct and indirect costs and expenses that a shareholder in the Fund will bear. The amounts set forth below under "Other Expenses," as well as the amounts in the Example below, are based upon estimates of expenses for the current fiscal year.

Shareholder Transaction Expenses

	Maximum Sales Load Imposed on Purchases		None

	Maximum Sales Load Imposed on Reinvested Dividends
	None

	Deferred Sales Load		None

	Redemption Fee		None

	Exchange Fee		None

Annual Fund Operating Expenses 	Net of Expense
(as a percentage of average net assets)
	Reimbursement

	Management Fees (after waiver)		   0%

	12b-1 Fees		None

	Other Expenses (estimated)		.20%

	Total Fund Operating Expenses		.20%

	The Investment Adviser has voluntarily agreed to waive its fees or absorb Fund expenses to the extent necessary to assure that the ordinary operating expenses do not exceed .20% of the Fund's average daily net assets. Absent this agreement, management fees, other estimated expenses and estimated total operating expenses of the Fund would be .15%, .77% and .92%, respectively, of the Fund's average daily net assets. The Investment Adviser reserves the right to modify or terminate at any time its agreement to waive fees and absorb expenses.

		Example					1 Year		3
Years

You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:	$2	$6

	The Example is based upon estimated Total Fund Operating Expenses, as set forth in the Table above, after giving effect to the fee waiver and absorption of expenses. Actual expenses and annual return may be greater or less than the amounts shown above. The Example should not be considered a representation of past or future expenses.

	For a more complete description of costs and expenses, see "Management of the Fund."



U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS


	The Financial Highlights for the Fund should be read in conjunction with the Financial Statements and related notes included in the Statement of Additional Information. The following presents information relating to a share of beneficial interest in the Fund outstanding for the entire period
				Period ended August 31, 1996
(unaudited)(1)


Net Asset Value, Beginning of period			$
1.000
Income from Investment Operations:
  Net investment income (2)				  0.018

Less Dividends:
  Dividends from net investment income
(0.018)

Net increase in net asset value				     ----
Net Asset Value, End of period			$	  1.000


Total Return				    1.84%**

Ratios/Supplemental Data:
Net Assets, End of period (000s)			$	 67,950
Ratios to average net assets:
  Net investment income including reimbursement/waiver
5.20%*
  Operating expenses including reimbursement/waiver
0.20%*
  Operating expenses excluding reimbursement/waiver
0.92%*












*    Annualized
**  Not Annualized
(1) The Fund commenced operations on April 24, 1996.
(2) Net investment income per share before reimbursement/waiver of fees and expenses by the Investment Adviser for the period ended
August 31, 1996 for the Fund was $0.016.



SUITABLE INVESTORS

	The Fund is specifically designed for investors concerned about the safety of their investments and is a low-cost, professionally managed cash management vehicle for states, municipalities, and their subdivisions and agencies, including school and special purpose districts, and for other institutional investors. It offers investment diversification, administrative convenience and operating economies of scale to investors whose investment policies and guidelines are consistent with those of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

	The investment objective of the Fund is to seek high current income, consistent with preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities") and repurchase agreements collateralized by Government Securities. The Fund maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share at all times. No assurance can be given that the Fund will be able to achieve its investment objective or to maintain a stable net asset value. See "Net Asset Value."

	Government Securities include obligations that are issued by the U.S. Treasury. These obligations, which include Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. government. Government Securities also include obligations issued by federal agencies and instrumentalities ("Agency Securities"). Certain Agency Securities, such as the Export-Import Bank of the United States, the General Services Administration, the Government National Mortgage Association, and the Small Business Administration, are backed by the full faith and credit of the U.S. government. Other Agency Securities, such as obligations of the Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Student Loan Marketing Association, are backed by the right of the issuer to borrow from the U.S. Treasury under certain circumstances or are backed by the credit of the agency or instrumentality issuing the obligation. These types of Agency Securities are not deemed direct obligations of the United States, and therefore involve more risk than obligations which are backed by the full faith and credit of the U.S. government. All securities purchased by the Fund, including repurchase agreements, must be of high quality and be determined by the Investment
Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

	The Fund may invest in certain variable and floating rate securities, as described below, but does not invest in any other securities commonly known as derivatives.

	The Fund's investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment
Company Act").



	Repurchase Agreements. A repurchase agreement involves the purchase of a security by the Fund with an agreement by the seller of the security to repurchase it from the Fund at a mutually agreed upon day and price, frequently the next business day. The resale price is in excess of the purchase price and reflects the rate of return earned by the Fund. The maturities of repurchase agreements entered into by the Fund normally do not exceed seven days. However, the Fund may enter into a repurchase agreement maturing in more than seven days provided that not more than 10% of the Fund's net assets would, as a result, be invested in repurchase agreements having maturities in excess of seven days and under which the Fund also does not have the right to repayment within seven days. Repurchase agreements will at all times be fully collateralized by their underlying securities ("collateral") in an amount at least equal to the purchase price plus accrued interest, marked to market daily. The collateral for repurchase agreements is held by the Trust's custodian (or a subcustodian) and is required to consist of Government Securities (without regard to the maturity of such obligations). If the seller defaults and the value of the collateral securing a repurchase agreement declines, the Fund may incur a loss. The Fund, however, enters into repurchase agreements only with banks or primary dealers designated as such by the Federal Reserve Bank of New York and which have been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established by the Board of Trustees of the Trust.

	Variable and Floating Rate Securities. Government Securities purchased by the Fund may include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated intervals or whenever there is a change in an established benchmark rate of interest, and, upon reset, the market value approximates par. These securities may also have a demand feature under which the Fund can demand repayment of principal on specified dates or after giving specified notice. The Fund only purchases variable and floating rate Government Securities that are eligible for purchase by money market funds under applicable regulations, and therefore does not purchase securities such as inverse floaters, range floaters, COFI floaters, capped floaters or dual index floaters. In determining the maturities of the Fund's portfolio securities and calculating the Fund's dollar-weighted average portfolio maturity, variable rate Government Securities are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate Government Securities with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

	When-Issued and Delayed Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by the Fund with payment and delivery taking place as much as a month or more in the future. The Fund engages in these transactions to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

	Borrowings. The Fund does not borrow for purposes of making investments (a practice known as "leverage"). However, it may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. The Fund may pledge its assets to secure these borrowings. Additional investments will not be made by the Fund while any borrowings are outstanding.

	Investment Restrictions. The Fund is subject to various additional restrictions on its investments. Certain of these restrictions are deemed fundamental policies and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

	Investment Characteristics. The Fund invests solely in obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by such securities. Government Securities are of very high credit quality. Shares of the Fund are not insured or guaranteed by the U.S. government or any government agency. The return on an investment in the Fund will increase or decrease in response to changes in short-term market interest rates. The market value of the Fund's investments will fluctuate, with investments increasing in value as interest rates fall and decreasing in value as interest rates rise. However, due to the method used by the Fund in valuing its assets, it is expected but cannot be assured that the net asset value of shares of the Fund will be a stable $1.00 per share. See "Net Asset Value." Virtually all portfolio transactions for the Fund will be effected on a principal basis with issuers, underwriters or dealers serving as primary market-makers.

PURCHASING SHARES

	Shares of the Fund are offered for sale, without sales charge, at the net asset value per share next determined after receipt and acceptance of a purchase order by 440 Financial Distributors, Inc., as distributor of the Fund's shares (the "Distributor"), subject to timely receipt of federal funds as described below. Net asset value is computed as of 4:00 p.m. (Eastern time) on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day") except on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets when the net asset value will be computed as of 12:00 noon (Eastern time). See "Net Asset Value." A minimum initial investment of $2,000,000 is required (except in special circumstances as described in the Statement of Additional Information). Subsequent investments may be made in any amount, subject to a $100,000 minimum. Shares may be purchased only by federal funds wire.

	Shares become entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it (i.e., monies credited to its custodian bank by a Federal Reserve bank) on the day the purchase order is accepted.
An order for the purchase of shares of the Fund is accepted (i) immediately upon receipt of federal funds by wire as described below or (ii) when a check is credited to the shareholder's account in the form of federal funds (generally one business day after receipt of a check). Shares will be issued at the net asset value next determined after acceptance of the purchase order and will be entitled to that day's dividend. The Fund reserves the right to reject any purchase order and to modify or suspend the continuous offering of its shares.

	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place purchase orders as early in the day as possible by calling the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), toll-free at 1-800-311-AMBAC (2622), as described below. Investors who anticipate making purchase transactions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent on the day prior to investment. This advisory call does not replace the need to call the Transfer Agent to place a purchase order.

	Prior to making an initial investment by wire, an account number must be obtained by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622), or by mailing a completed account application to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

	In order to receive an account number by telephone, an investor must provide the name, address, and tax identification number of the account owner, the amount being wired or mailed as the initial investment, and the name of the wiring bank. Promptly after opening accounts by telephone, investors should mail an original completed account application for each account opened to the Transfer Agent. Although share purchases can be made before an account application is submitted, shares may not be redeemed until a completed account application has been submitted.

	Purchases by Federal Funds. Shares may be purchased by wiring federal funds directly to the Fund in accordance with the instructions below. The Fund does not impose any transaction charges; however, wire charges may be imposed by the shareholder's transmitting bank. Shares will be issued at the net asset value determined as of 4:00 p.m. (Eastern time) except on days for which the PSA recommends an early closing of the U.S. Government securities markets when the net asset value will be computed as of 12:00 noon (Eastern time), and will be entitled to that days dividend if a purchase order is received and accepted by the Distributor prior to 4:00 p.m. (Eastern time) (2:00 p.m. (Eastern time) for remote trade entry orders), or 12:00 noon (Eastern time) on days for which the PSA recommends an early closing of the U.S. Government securities markets, and the Trust's custodian receives payment in federal funds in the amount of the purchase order not later than the close of the Federal Reserve wire on that day. If a purchase order is not received and accepted prior to 4:00 p.m. (Eastern time) (2:00 p.m. (Eastern time) for remote trade entry orders), or 12:00 noon (Eastern time) on days for which the PSA recommends an early closing of the U.S. Government securities markets, or federal funds are not received by the close of the Federal Reserve wire, shares will not be issued or entitled to receive dividends until the next computation of net asset value following the receipt of federal funds by the Trust's custodian.

	Additional purchases of shares can be made by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622), to place a purchase order and then wiring federal funds in the amount of the purchase.

	With respect to both initial and subsequent purchases of shares, the wiring bank should be instructed to wire federal funds to:

AMBAC U.S. Treasury Money Market Fund
C/o BSD&T Co. ABA # 011001234
CR DDA # 05-338-4
CR FDISG A/C # __________
[insert your account number]

	Purchases by Check. Shares may be purchased by check in accordance with the instructions below. Shares will be issued on the next business day after receipt of a check at the net asset value determined as of 4:00 p.m. (Eastern time) that day except on days for which the PSA recommends an early closing of the U.S. Government securities markets when the net asset value will be computed as of 12:00 noon (Eastern time). Shareholders will begin accruing dividends when a check is credited to the shareholder's account in the form of federal funds (generally one business day after receipt of a check).

	Checks for both initial and subsequent purchases of shares should indicate the account name and number and be made payable to AMBAC U.S. Treasury Money Market Fund and sent by regular mail to the Transfer Agent at:

AMBAC Funds
P.O. Box 5138
Westborough, MA 01581-5138

	Check purchases sent by registered or certified mail or overnight delivery should be sent to the Transfer Agent at:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, MA 01581-5120

SHAREHOLDER ACCOUNTS

	The Transfer Agent maintains one or more accounts for each shareholder reflecting full and fractional shares of the Fund the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Fund.

	Sub-Account Services. Special sub-accounting procedures are available for investors wishing to open multiple accounts to meet requirements regarding the commingling of funds or for accounting convenience. Sub-accounts can be established at any time by calling the Transfer Agent. Please call toll-free at 1-800-311-AMBAC (2622) for further information and appropriate forms. Investors who have established sub-accounts will receive periodic confirmations and statements of holdings and transactions for the master account and each sub-account.

	Minimum Account Balance. In order to avoid costs to the Fund that are associated with maintaining small accounts, shareholders should maintain account balances of not less than $100,000. If an account balance falls below $100,000 as a result of share redemptions, the Fund has the right to redeem all shares held in the account. In such event, the proceeds will be wired to the primary bank account of record. However, a shareholder will first be sent written notice of the Fund's intention to close the account, and given 60 days to purchase additional shares to increase the account balance to $100,000.



REDEEMING SHARES

	Shareholders may redeem all or any portion of the shares in their accounts at any time at the net asset value next computed after the receipt of a redemption request in proper form. Redemption proceeds will be paid by federal funds wire to one or more of the bank accounts that have been predesignated by the shareholder, normally on the day the redemption request is received. If a redemption request is not received prior to 2:00 p.m. (Eastern time), or 12:00 noon (Eastern time) on days for which the PSA recommends an early closing of the U.S. Government securities markets, it will be processed on the following Business Day. Shares are not entitled to receive dividends declared on the day the shares are redeemed. See "Dividends and Distributions." In the case of complete redemption of all shares in an account, the redemption payment will include the amount of all dividends declared for the month-to-date on shares held in the account. Except in unusual circumstances described in the Statement of Additional Information, the Fund will not suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days, except that when shares are purchased by check or acquired by means of an exchange of shares purchased by check (including, in each case, certified checks and cashiers checks), payment of redemption proceeds will be delayed until the purchase check has cleared (the time varies from state to state) which may take up to 15 days. Shareholders who anticipate the need for immediate access to their investment should purchase shares with federal funds.

	A completed account application must be on file with the Transfer Agent in order to redeem shares. See "Purchasing Shares." Shareholders will be asked to designate a primary recipient bank account on their account application. The primary recipient account may be changed at any time, and any number of secondary recipient bank accounts can be added, provided proper written instructions are on file. Please call the Transfer Agent to receive additional information and appropriate forms.
	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place telephone redemption requests as early in the day as possible by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622) as described below. Investors who anticipate making redemptions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent at least one day in advance. This advisory call does not replace the need to place the redemption request in writing or by telephone.

	Telephone Redemption Procedures. A request to redeem shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC
(2622). The shareholder will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be sent to the primary recipient bank account designated by the shareholder unless the shareholder requests that payment be made to a predesignated secondary recipient bank account. Proceeds will be sent by Federal Reserve wire, normally on the day the redemption request is received. Redemption requests that are not received prior to 2:00 p.m. (Eastern time) or 12:00 noon (Eastern time) on days when the PSA recommends an early closing of the U.S. Government securities markets will be processed the following Business Day.

	The Transfer Agent employs reasonable procedures to confirm that telephone redemption instructions are genuine such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for a loss due to fraudulent or unauthorized telephone instructions. A redemption by telephone may be made only if the telephone redemption privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such an event a shareholder should send a written redemption request by overnight delivery to the Transfer Agent and follow the procedures for written redemption requests described below.

	Written Redemption Requests. Shares of the Fund may be redeemed by written redemption request. A written redemption request must be signed by each of the persons who the shareholder has specified as required to sign such requests. The request must include the complete account name and address, the amount of the redemption, and the predesignated primary or secondary recipient bank account to which the proceeds of the redemption are to be sent. The signature of each person signing the request must be guaranteed by an eligible guarantor institution. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions, and savings associations. The Transfer Agent reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution.

Written redemption requests sent by regular mail should be sent to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

Written redemption requests sent by overnight delivery should be sent to:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, Massachusetts 01581-5120

EXCHANGE PRIVILEGE

	Shareholders may exchange shares of the Fund for shares of any other fund advised by the Investment Adviser based upon the relative net asset values per share of the funds at the time the exchange is effected. Currently, shares of the Fund may be exchanged for shares of: AMBAC U.S. Treasury Money Market Fund and AMBAC Short-Term U.S. Government Income Fund. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, shareholders should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling the Transfer Agent at 1-800-311-AMBAC (2622) or writing to the Transfer Agent at P.O. Box 5138, Westborough, Massachusetts 01581-5138.

	All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, an exchange is permitted only between accounts that have identical registrations. The Fund does not impose limitations on the frequency of exchanges. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

	An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "Redeeming Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund. Shareholders that are not exempt from taxation may realize a taxable gain or loss on an exchange transaction. See "Taxes."

	The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

	Telephone Exchange Procedures. A request to exchange shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC
(2622). The shareholder will be asked to provide the account name and number, the amount of shares being exchanged and the name of the fund whose shares are being acquired. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time) or 12:00 noon (Eastern time) on days when the PSA recommends early closing of the U.S. Government securities markets will be processed the following Business Day. A written confirmation of the exchange transaction will be sent to the shareholder. As in the case of telephone redemption requests, the Transfer Agent employs reasonable procedures to confirm that telephone exchange instructions are genuine. To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for any loss due to fraudulent or unauthorized telephone exchange instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such event, a shareholder should send a written exchange request by overnight delivery to the Transfer Agent and follow the procedures for written exchange requests described below.

	Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of the shareholder's account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. The signature of each person signing the exchange request must be guaranteed by an eligible guarantor institution. Written exchange requests should be sent to the Transfer Agent at the address indicated above under "Redeeming Shares-Written Redemption Requests."



NET ASSET VALUE

	The Fund's share price, or net asset value per share, is calculated as of 4:00 p.m. (Eastern time) each Business Day except on days for which the PSA recommends an early closing of the U.S. Government securities markets when the net asset value will be computed as of 12:00 noon (Eastern time). Net asset value per share is determined by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the total value of the Fund's investments and other assets and dividing the result by the total number of outstanding shares of the Fund.

	For purposes of calculating net asset value per share, the Fund's portfolio securities are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. Use of this valuation method permits the maintenance of the Fund's net asset value at $1.00 per share. There can be no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

	In using this method, the Trust has adopted certain procedures and adheres to various investment limitations as required by Rule 2a-7 under the Investment Company Act. These procedures, among other things, require the Investment Adviser to monitor the deviation between the Fund's net asset value determined by using available market quotations or market equivalents and its net asset value determined by using amortized cost.

FUND EXPENSES

	The Fund's expenses are deducted from total income before dividends are paid. The Fund bears all expenses of its operations other than those expressly assumed by the Investment Adviser, including the Fund's proportionate share of the Trust's expenses. Expenses borne by the Fund include but are not limited to: the fees of the Investment Adviser, the Administrator and Transfer Agent; the fees and expenses of the Trust's independent public accountants, legal counsel, accounting services agent and custodian; taxes; brokerage fees and commissions; interest; costs incident to meetings of trustees and shareholders, printing and mailing prospectuses and reports to shareholders, and the filing of reports with regulatory bodies and the maintenance of the Trust's legal existence; federal and state registration fees; the fees and expenses of non-interested trustees of the Trust; and any extraordinary expenses of a non-recurring nature.

	As discussed under "Summary of Expenses," the Investment Adviser has voluntarily undertaken to waive its fee or to absorb expenses of the Fund as may be necessary to limit total ordinary operating expenses of the Fund to a specified percentage of the Fund's average daily net assets. The Investment Adviser may modify or terminate this undertaking at any time.



DIVIDENDS AND DISTRIBUTIONS

	Dividends are declared and accrued daily on each Business Day based upon the Fund's net investment income (i.e., income other than net realized capital gains), and are paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year in which they have been earned. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value unless otherwise requested by the shareholder. A shareholder can request that dividends and other distributions be paid by wire transfer to a predesignated bank account by sending a written request to the Transfer Agent. Any such request must be received by the Transfer Agent at least five Business Days prior to a payment date in order to be effective on such date.

	Dividends are payable to all shareholders of record as of the time of declaration. Shareholders will begin receiving dividends on shares the day the shares are purchased, but will not be entitled to receive dividends declared on shares the day the shares are redeemed.

	The Fund does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special or regular year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

TAXES

	Taxation of the Fund. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Certain federal income and excise taxes would be imposed on the Fund if it failed to make certain required distributions of income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of such tax. If the Fund should fail to qualify as a "regulated investment company," it would be subject to regular federal income tax on its taxable income, and its distributions generally would be taxable. The Fund intends to carry on its operations so that it will continue to qualify as a regulated investment company.

	Federal Taxation of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, investors will also be subject to tax on any capital gains distributions they receive. Since the Fund does not expect to earn dividend income, dividends and other distributions from the Fund will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund sends each shareholder a statement showing the tax status of distributions for the past calendar year.

	Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential government function accruing to a state or any political subdivision thereof. Shareholders are urged to consult their own tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investment in the Fund. A portion of the earnings derived from funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury as computed in accordance with such requirements.

	A sale of shares of the Fund, either by redemption or exchange, is a taxable event, and may result in a capital gain or loss. However, because the Fund seeks to maintain a stable net asset value of $1.00 per share for both purchases and redemptions, it is generally expected that shareholders will not ordinarily realize any capital gain or loss upon redemptions of shares.

	The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Shareholders are asked to certify on their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to so certify will result in backup withholding.

	State and Local Taxes. Investors may be subject to state and local taxes on their investment. For example, dividends and other distributions made by the Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Fund do not directly receive interest on Government Securities held by the Fund, certain states may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on Treasury securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain Agency Securities may not qualify for exemption from income tax in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving Government Securities does not constitute interest on Government Securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving Government Securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes on the ownership of Government Securities.

	The tax discussion set forth above regarding federal and state income taxation is included for general information only.
Prospective investors should consult their own tax advisors concerning the federal and state tax consequences of an investment in the Fund.

MANAGEMENT OF THE FUND

	The Board of Trustees of the Trust is responsible for supervising the operations and affairs of the Trust and the Fund. The Trust's officers, who are all officers or employees of the Investment Adviser or the Administrator, are responsible for the daily management and administration of the Fund's operations.

	Investment Adviser. The Investment Adviser, AMBAC Investment Management, Inc., 300 Nyala Farms Road, Westport, Connecticut
06880, is a wholly-owned subsidiary of AMBAC Capital Corporation which, in turn, is a wholly-owned subsidiary of AMBAC Inc. ("AMBAC"). Through its subsidiaries, AMBAC is a leading insurer of municipal and structured finance obligations and a provider of investment contracts and interest rate swaps to states, municipalities and municipal authorities. AMBAC is a publicly held company whose shares are traded on the New York Stock Exchange.

	Subject to overall supervision of the Board of Trustees, the Investment Adviser is responsible for managing the investment operations of the Fund in accordance with the Fund's investment objective and policies. The Investment Adviser formulates a continuing investment program for the Fund and makes all decisions regarding securities to be purchased or sold for the Fund. The Investment Adviser is required to provide certain administrative services to the Trust to the extent those services are not provided by other organizations retained by the Fund, and furnishes, without expense to the Fund, the services of its personnel to serve as officers and trustees of the Trust. The Fund pays the Investment Adviser a monthly fee computed at the annual rate of .15% of the Fund's average daily net assets during the month.

	Evelyn R. Robertson, a Vice President of the Investment Adviser, is the person primarily responsible for managing the Fund's investments. Ms. Robertson has over 12 years of experience managing money market funds. Prior to joining the Investment Adviser in June, 1995, Ms. Robertson was a Vice President of Smith Barney, Inc., where she served as portfolio manager of various money market funds. The Investment Adviser is a newly formed company which has not previously served as the investment adviser of mutual funds. However, AMBAC, through its subsidiaries, manages its investment portfolios of approximately $4 billion.

	Administrator. The Trust has entered into an Administration Agreement with the Administrator, First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts, 02109, a wholly-owned subsidiary of First Data Corporation. The Administrator provides various services required in connection with the operations of the Trust and the Fund, including, but not limited to: overseeing the preparation and maintenance of all documents and records required to be maintained by the Trust; preparing and updating required regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees. For these services, the Fund pays the Administrator a monthly fee calculated at an annual rate of .05% of the Fund's average daily net assets on the first $500 million of net assets of the Trust, .04% on the next $500 million of net assets of the Trust and .03% on net assets of the Trust in excess of $1 billion, subject to a minimum monthly fee paid by the Trust to the Administrator of $10,000. The Administrator also provides the Trust with fund accounting services for which it is paid a monthly fee by the Fund of $3,000 if the monthly average net assets of the Fund are $50 million or less, $4,000 if the Fund's monthly average net assets are between $50-$200 million, or $5,000 if the Fund's monthly average net assets exceed $200 million.

PERFORMANCE INFORMATION

	The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

	In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may report its total return.
The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

GENERAL INFORMATION

	Description of Shares. The Trust is a Delaware business trust organized pursuant to a Certificate of Trust dated June 27, 1995 and is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this Prospectus, the Trust has established three series of its shares, each representing interests in a separate portfolio of investments. One series of shares represents interests in the Fund. The other series represent interests in AMBAC U.S. Treasury Money Market Fund and AMBAC Short-Term U.S. Government Income Fund. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

	Shareholders of the Fund, together with shareholders of each other series of the Trust, are entitled to vote on the election of trustees and the ratification of the Trust's independent accountants when those matters are voted upon at a meeting of shareholders. On other matters affecting the Fund on which shareholders of the Fund are entitled to vote, shares of the Fund will generally be voted as a separate class. Each share (and fractional share) is entitled to that number of votes which equals the net asset value of such share (or fraction thereof). All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of trustees can elect all of the trustees standing for election if they choose to do so.

	Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of the shareholders, trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

	Annual meetings of shareholders will not be held except as required by the Investment Company Act or other applicable law. A meeting will be held on the removal of a trustee or trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

	Control Persons. As of September 30, 1996, AMBAC Indemnity Corporation, an affiliate of the Investment Adviser owned more than 25% of the outstanding shares of the Fund. So long as such ownership of shares of the Fund (or of the Trust) continues to exceed 25% of the outstanding shares of the Fund (or of the outstanding shares of the Trust), AMBAC Indemnity Corporation, the Investment Adviser and its parent, AMBAC Inc., will be deemed to control the Fund (and the Trust) by virtue of such ownership.

	Transfer Agent. The Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 5138, Westborough, Massachusetts 01581-5138, serves as the Trust's shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should contact the Transfer Agent with their questions regarding transactions in shares of the Fund and share account balances.

	Custodian. Bankers Trust Company, 130 Liberty Street, New York, New York 10006, serves as custodian of the Trust, and in that capacity maintains custody of all securities and cash assets of the Fund. The custodian is authorized to hold the Fund's investments in securities depositories and to use subcustodians approved by the Trust.

	Distributor. 440 Financial Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as Distributor of the Fund's shares. The Distributor may, from time to time, enter into selling agreements with dealers or other financial institutions, and in accordance therewith, pay to such dealers or institutions, in connection with sales or the distribution of shares of the Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by the Fund and will not be a Fund expense.

	Additional Information. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

	Shareholder Reports. The Trust sends shareholders annual and semi-annual reports without charge. These reports include further information regarding the Fund's performance. The financial statements of the Fund appearing in the Trust's annual reports are audited by KPMG Peat Marwick LLP, the Trust's independent public accountants.

	Shareholder Inquiries. For questions concerning shareholder accounts, dividends and share purchase and redemption procedures, contact the Transfer Agent toll free at 1-800-311-AMBAC (2662) or at P.O. Box 5138, Westborough, Massachusetts 01581-5138.




INVESTMENT ADVISER
AMBAC Investment Management, Inc.
300 Nyala Farms Road
Westport, Connecticut 06880

ADMINISTRATOR
First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581-5138.


DISTRIBUTOR
440 Financial Distributors, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

CUSTODIAN
Bankers Trust Company
130 Liberty Street
New York, New York 10006


INDEPENDENT PUBLIC ACCOUNTANTS
KPMG Peat Marwick LLP
99 High Street
Boston, Massachusetts 02110


LEGAL COUNSEL
Schulte Roth & Zabel LLP
900 Third Avenue
New York, New York 10022








Investors are advised to read this Prospectus and retain it for future reference.

NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OR AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

						U.S. Government Money
Market Fund
TABLE OF CONTENTS			A SERIES OF AMBAC TREASURERS
TRUST

SUMMARY OF EXPENSES			  2

FINANCIAL HIGHLIGHTS				  3

SUITABLE INVESTORS				  4

INVESTMENT OBJECTIVE AND POLICIES	  4

PURCHASING SHARES				  6

SHAREHOLDER ACCOUNTS			  8

REDEEMING SHARES				  9

EXCHANGE PRIVILEGE				10

NET ASSET VALUE				12

FUND EXPENSES					12

DIVIDENDS AND DISTRIBUTIONS		13

TAXES						13

MANAGEMENT OF THE FUND			14

PERFORMANCE INFORMATION			15

GENERAL INFORMATION 			16




AMBAC U.S. Treasury Money Market Fund
AMBAC U.S. Government Money Market Fund
AMBAC Short-Term U.S. Government Income Fund
(Series of AMBAC Treasurers Trust)

300 Nyala Farms Road
Westport, Connecticut 06880

Statement of Additional Information dated November 1, 1996


AMBAC Treasurers Trust (the "Trust") is a diversified, open-end, management investment company. AMBAC U.S. Treasury Money Market Fund (the "Treasury Money Fund"), AMBAC U.S. Government Money Market Fund (the "Government Money Fund"), and AMBAC Short-Term U.S. Government Income Fund (the "Government Income Fund") (each a "Fund" and, collectively, the "Funds") are the three initial series of the Trust. Treasury Money Fund and Government Money Fund are money market funds which seek to maintain stable net asset values of $1.00 per share. Each of these Funds seeks high current income, consistent with preservation of capital and maintenance of liquidity. The investment objective of Government Income Fund is to seek high current income, consistent with preservation of capital. Government Income Fund maintains a dollar-weighted average portfolio maturity of three years or less. See "Investment Policies and Practices." AMBAC Investment Management, Inc. (the "Investment Adviser") serves as the investment adviser of the Funds. See "Investment Advisory Arrangements." First Data Investor Services Group, Inc. serves as the administrator of the Funds (the "Administrator").
Shares of the Trust are offered for sale on a no-load basis to states and municipalities, and their sub-divisions and agencies, as well as to other institutional investors. No sales commissions or other charges are imposed upon the purchase or redemption of shares. The minimum initial investment is $2,000,000 in Government Money Fund, $1,000,000 in Government Income Fund and $100,000 in Treasury Money Fund. See "Purchasing Shares." Shares of the Trust are not insured by AMBAC Indemnity Corporation.
Investments in the Funds are not insured or guaranteed by the U.S. Government and there can be no assurance that either Treasury Money Fund or Government Money Fund will be able to maintain a stable net asset value of $1.00 per share. See "Determination of Net Asset Value."



Information about the Funds is set forth in separate Prospectuses dated November 1, 1996 for U. S. Treasury Money Market Fund and U.S. Government Money Market Fund and dated November 1, 1995 as supplemented May 10, 1996 for Short-Term U.S. Government Income Fund, which provide the basic information you should know before investing. The Prospectuses may be obtained without charge by writing to the Transfer Agent or by calling 1-800-311-AMBAC (2622). This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in each Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and should be read in conjunction with each Funds Prospectus.


	TABLE OF CONTENTS
	Page

INVESTMENT POLICIES AND PRACTICES	 3

INVESTMENT RESTRICTIONS	 6

PORTFOLIO TRANSACTIONS AND BROKERAGE	 8

PURCHASING SHARES	 9

SHAREHOLDER ACCOUNTS	 10

REDEEMING SHARES	 11

EXCHANGE PRIVILEGE	 12

DETERMINATION OF NET ASSET VALUE	 12

TAXES	 13

INVESTMENT ADVISORY ARRANGEMENTS	 15

TRUSTEES AND OFFICERS	 16

EXPENSES	 19

PERFORMANCE INFORMATION	 20

GENERAL INFORMATION	 21

FINANCIAL STATEMENTS	 24



INVESTMENT POLICIES AND PRACTICES
The sections below provide additional information regarding the types of investments that may be made by the Funds and the investment practices in which the Funds may engage. The investment objective and general investment policies of each Fund are described in the Funds Prospectuses.
Treasury, Government and Agency Securities. Treasury Money Fund invests exclusively in short-term debt securities that are direct obligations of the U.S. Treasury ("Treasury Securities") and repurchase agreements collateralized by debt obligations backed by the "full faith and credit" of the United States. Government Money Fund invests exclusively in short-term debt securities (including Treasury Securities) issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government
("Government Securities"), and repurchase agreements
collateralized by Government Securities. Government Income Fund invests primarily in Government Securities and repurchase agreements collateralized by Government Securities.
Treasury Securities consist of obligations issued by the U.S. Treasury, including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). As described in the Prospectuses of Government
Money Fund and Government Income Fund, Agency Securities are in
some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer.  Certain issuers of
Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by the Funds may include variable and floating rate securities, which are described in the Prospectuses. Government Income Fund may also purchase stripped Government Securities and certain mortgage-backed Government Securities.
Stripped Government Securities. (Government Income Fund only.) Government Income Fund may invest in component parts of Government Securities, which represent either the principal (corpus) of a particular obligation or the right to interest payments on the obligation (coupon). Investments of this type may include: obligations from which the interest coupons have been stripped; interest coupons that have been stripped; stripped obligations maintained in Federal Reserve book-entry form; and receipts evidencing the component parts of obligations (corpus or coupons) that have not actually been stripped. Receipts of this type evidence ownership of the component parts of particular Government Securities that are held in physical or book-entry form by a major commercial bank or trust company pursuant to the terms of a custody agreement. Under these arrangements, the interests in Government Securities held by a Fund continue to be backed by the issuers of those securities.
Repurchase Agreements.  As discussed in the Prospectuses, the
Funds may each enter into repurchase agreements. A repurchase agreement, which may be viewed as a type of secured lending by a Fund, involves the acquisition by a Fund of a security from a selling financial institution such as a bank or broker-dealer.
The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Fund will receive interest from the institution until the time when the repurchase is to occur.
Although such date is deemed to be the maturity date of a
repurchase agreement, the maturities of securities that are purchased by the Funds through repurchase agreements are not subject to any limitation as to maturity.  The Funds may enter into repurchase agreements maturing in more than seven days. However, a Fund may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets (15% of net assets in the case of Government Income Fund) would be invested in repurchase agreements under which the Fund does not have the right to obtain repayment in seven days or less.
Because repurchase agreements involve certain risks not associated with direct investment in securities, the Trust follows procedures designed to minimize these risks. These procedures include requirements that the Investment Adviser effect repurchase transactions only with banks or primary dealers designated as such by the Federal Reserve Bank of New York, and that the bank or dealer has been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of Trustees of the Trust. In addition, the collateral underlying a repurchase agreement is required to be held by the Trust's custodian (or a subcustodian) in a segregated account on behalf of the Fund which entered into the transaction. The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued interest.  In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate the collateral. However, the exercise of the Trusts right to liquidate collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund which entered into the transaction will suffer a loss. When-Issued and Delayed Delivery Securities. As noted in each
Funds Prospectus, the Funds may purchase and sell securities on a when-issued or delayed delivery basis. These transactions arise when a Fund purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period. A transaction of this type will be effected in order to secure for a Fund an attractive price or yield at the time of entering into the transaction. When purchasing securities on a when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Funds other investments. If a Fund remains fully invested at a time during which when-issued or delayed delivery purchases are outstanding, such purchases will result in a form of leverage. When a Fund enters into purchase transactions of this type, the Trusts custodian maintains, in a segregated account for the Fund, cash and debt obligations held by the Fund and having a value equal to or greater than the Funds purchase commitments. When a Fund has sold a security on a when-issued or delayed delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the counterparty fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. When a Fund enters into a sales transaction of this type, the Trusts custodian segregates the securities sold on a delayed delivery basis to cover the Funds settlement obligations.
Interest Rate Futures Contracts. (Government Income Fund only.) Government Income Fund may purchase and sell U.S. exchange-traded interest rate futures contracts. Currently, there are futures contracts based on U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. A clearing corporation associated with the commodities exchange on which a futures contract trades assumes responsibility for the completion of transactions and guarantees that futures contracts will be performed. Although futures contracts call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Government Income Fund does not pay or receive money upon the purchase or sale of a futures contract. Instead, when the Fund enters into a futures contract, it is initially required to deposit with its custodian for the benefit of the broker (the futures commission merchant) an amount of initial margin in cash
or U.S. Treasury bills, currently equal to approximately 1   to
2% of the contract amount for futures on Treasury bonds and notes and approximately 1/10 of 1% of the contract amount for futures on Treasury bills. Initial margin in futures transactions is different from margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, called variation margin, to and from the futures commission merchant are made on a daily basis as the market price of the futures contract fluctuates. This process is known as "marking to market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an offsetting position which will operate to terminate the Funds position in the futures contract. While interest rate futures contracts provide for the delivery and acceptance of securities, most futures contracts are terminated by entering into offsetting transactions.
Certain of the considerations associated with the use of futures contracts are discussed in the Prospectus of Government Income
Fund. Successful use of futures contracts by the Fund is also subject to the ability of the Investment Adviser to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if the
Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market, and the Fund may have to sell securities at a time when it is disadvantageous to do so.
The hours of trading futures contracts on U.S. government
securities may not conform to the hours during which Government Income Fund may trade such securities. To the extent that the futures markets close before or after the Government Securities markets, significant variations can occur in one market that cannot be reflected in the other market.
The skills needed to trade futures contracts are different than those needed to invest in securities. However, personnel of the Investment Adviser have experience in managing securities portfolios which use futures strategies similar to those used by Government Income Fund.
The Government Income Fund will maintain in a segregated account with the Trusts custodian cash and Government Securities to cover the Government Income Funds obligations on futures contracts. Investment Characteristics. In managing the Funds, the Investment Adviser attempts to balance the Funds goals of seeking high income with their goals of seeking to preserve capital. For this reason, the Funds do not necessarily invest in securities offering the highest available yields. The maturities of the securities purchased by the Funds and the Funds average portfolio maturities will vary from time to time as the Investment Adviser deems consistent with the Funds investment objectives and the
Investment Advisers assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.
When market rates of interest increase, the market value of debt obligations held by the Funds will decline. Conversely, when market rates of interest decrease, the market value of obligations held by the Funds will increase. Debt obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from general changes in interest rates than shorter term obligations. These changes will cause fluctuations in the amount of daily dividends of the Funds and changes in the net asset value per share of Government Income Fund. In extreme cases, changes in interest rates could cause the net asset values per share of Treasury Money Fund and Government Money Fund to decline. See "Determination of Net Asset Value." In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or the Funds may have to borrow money and incur interest expense. The Investment Adviser seeks to manage investment risk by purchasing and selling investments for the Funds consistent with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that the Funds will achieve their investment objectives.
INVESTMENT RESTRICTIONS
Each of the Funds is subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund's outstanding voting securities.
A "majority of the outstanding voting securities" of a Fund for this purpose means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund. As fundamental investment restrictions, a Fund may not:
(1)	Purchase a security, other than a Government Security, if as a result of such purchase more than 5% of the value of the Funds assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. (For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.)
(2)	Purchase a security, other than a Government Security, if as a result of such purchase 25% or more of the value of the Funds total assets would be invested in the securities of issuers engaged in any one industry.
(3)	Issue senior securities as defined by the Investment Company
Act of 1940 (the "1940 Act") or borrow money, except that each
Fund may borrow from banks for temporary extraordinary or
emergency purposes (but not for investment) in an amount up to one-third of the value of its total assets (calculated at the time of the borrowing). A Fund may not make additional investments while it has any borrowings outstanding.  This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.
(4)	Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that each Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein, and in the case of Government Income Fund, may purchase and sell interest rate futures contracts.
(5)	Underwrite the securities of other issuers, except to the
extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.
(6)	Make loans of money or securities, except through the
purchase of permitted investments, including repurchase
agreements.
(7)	Make short sales of securities or purchase securities on
margin, except for such short-term credits as may be necessary for the clearance of transactions.
(8)	Pledge, hypothecate, mortgage or otherwise encumber the
Funds assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)
		The Funds have the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees, without a vote of shareholders. Under these restrictions, a Fund may not:
(1)	Make investments for the purpose of exercising control or
management of another company.
(2)	Participate on a joint or joint and several basis in any
trading account in securities.
(3)	Purchase any illiquid securities, except that each Fund may
invest in repurchase agreements maturing in more than seven days provided that a Fund may not enter into such a repurchase agreement if more than 10% of the value of the Funds net assets
(15% in the case of Government Income Fund) would, as a result, be invested in repurchase agreements under which the Fund does not have the right to obtain repayment in seven days or less.  The
Funds are authorized to invest in restricted securities which can be sold in transactions pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid under procedures adopted by the Board of Trustees. However, the Funds do not intend to invest in any such restricted securities during the coming year.
(4)	Invest in oil, gas or other mineral leases, rights, royalty
contracts, or exploration or development programs.
(5)	Invest in warrants or rights.
(6)	Purchase the securities of another investment company,
except in connection with a merger, consolidation, reorganization or acquisition of assets.
All percentage and other restrictions, requirements and limitations on investments set forth in this Statement of Additional Information, and those set forth in each Funds Prospectus, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by a Fund unless otherwise specified.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the general supervision of the Board of Trustees of the Trust, the Investment Adviser is responsible for decisions to buy and sell securities for the Funds and for the selection of dealers to effect those transactions. Purchases of securities for each Fund will be made from issuers, underwriters and dealers. Sales of securities will be made to dealers and issuers. The Funds do not normally incur brokerage commissions on transactions in the types of securities in which they invest. These transactions are generally traded on a "net" basis, with dealers acting as principal in such transactions. However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting concession). Government Income Fund will incur commissions in connection with its transactions in futures contracts.
In placing orders for the purchase and sale of investments for the Funds, the Investment Adviser gives primary consideration to the ability of dealers to provide the most favorable prices and efficient executions on transactions. If such price and execution are obtainable from more than one dealer, transactions may be placed with dealers who also furnish research services to the Trust or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. These research services may be of benefit to the Investment Adviser or its affiliates in the management of accounts of other clients, or the accounts of the Investment Adviser and its affiliated companies, and may not in all cases benefit a particular Fund. While such services are useful and important in supplementing the Investment Advisers own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.
The Investment Adviser may serve as the investment adviser to other clients, including other investment companies, and will follow a policy of allocating investment opportunities and purchase and sale transactions equitably among its clients. In making such allocations, the primary factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, and the availability of cash for investment. This procedure may have an adverse effect on a client, including one or more of the Funds, in a particular transaction, but is expected to benefit all clients on a general basis.
PURCHASING SHARES
As described under "Purchasing Shares" in each Funds Prospectus, shares of each Fund are offered for sale, without a sales charge, at their respective net asset values per share next computed after receipt of a purchase order by 440 Financial Distributors, Inc., as distributor of the Funds shares (the "Distributor"). Net asset value is computed once daily for each Fund, on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day"). See "Determination of Net Asset Value." The following shows the calculation of the offering prices of shares of the Funds as of August 31, 1996:


Net
Asset
s

Share
s
Outst
andin
g

Offer
ing
Price


Treasury
Money
Fund

$26,1
78,10
5

26,17
7,081

$1.00


Governmen
t Money
Fund

$67,9
50,38
2

67,95
0,315

$1.00


Governmen
t Income
Fund

$33,3
30.00

3,333

$10.0
0

Distribution Arrangements. The Distributor has the exclusive right, pursuant to a distribution agreement with the Trust dated as of November 1, 1995, as amended (the "Distribution Agreement"), to purchase shares of the Funds for distribution and to enter into selling agreements with dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase from the Distributor and from organizations which have entered into selling agreements. The Distributor may, from time to time, pay to such dealers and institutions, in connection with sales or the distribution of shares of a Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by any of the Funds and will not be an expense of any of the Funds.
The Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of the Investment Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), approved the Distribution Agreement at a meeting held in person on October 9, 1995, and similarly approved an amendment to such agreement on September 17, 1996. The Distribution Agreement will remain in effect until October 31, 1997, and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. Unlike many other mutual funds, the Funds do not bear expenses relating to the distribution of shares, and thus, do not make any payments pursuant to a Rule 12b-1 plan or a services plan. In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933, as amended. The Distributor is a wholly-owned subsidiary of First Data Investor Services Group, Inc., which serves as the Trusts administrator. The Distributors address is 4400 Computer Drive, Westborough, Massachusetts 01581.
SHAREHOLDER ACCOUNTS
First Data Investor Services Group, Inc., as transfer agent (the "Transfer Agent"), maintains one or more accounts for each shareholder reflecting the amount of full and fractional shares of each Fund the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Funds.
Sub-Account Services. Special procedures have been designed for investors wishing to open multiple accounts. A single master account may be opened by filing an application form with the Distributor, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by the Transfer Agent. Procedures are available to identify sub-accounts by name and number within the master account name. The investment minimums applicable to initial and subsequent purchases of shares of the Funds, and the minimum account balance requirement discussed below, apply to the aggregate amounts invested by a shareholder for the master account (including all sub-accounts) and not to the amount invested for individual sub-accounts.
When sub-accounts have been established, the Transfer Agent provides written confirmations of transactions in sub-accounts. The Transfer Agent also provides monthly statements setting forth the share balance of and the dividends and other distributions paid to the master account, and monthly statements for each sub-account setting forth transactions in the sub-account for the year-to-date, the total number of shares owned and the dividends paid for the current month, as well as for the year-to-date. Further information on this service is available from the Transfer Agent.
Minimum Initial Investment Requirements. The Funds each have a minimum initial investment requirement which is set forth on the cover page of this Statement of Additional Information. In its discretion, however, the Distributor may waive a Fund's minimum initial investment in special circumstances, such as when a prospective investor anticipates receipt of investable funds so as to enable it to meet the minimum investment requirement within a reasonable period of time.
Minimum Account Balance. In order to avoid costs that are associated with maintaining small accounts, shareholders should maintain account balances of not less than $100,000 in any Fund. If an account balance in Government Money Fund or Government Income Fund falls below $100,000 as a result of share redemptions, the Trust has the right to redeem all shares held in the account. There is no minimum account balance for Treasury Money Fund; however, an in-active account with no balance for a period of six months may be closed at the discretion of the Trust. The applicable procedures are described in the Funds Prospectuses.
The Trust is under no obligation to compel the redemption of any account.
REDEEMING SHARES
Redemption proceeds are normally paid as described in the Prospectuses. However, the payment of redemption proceeds may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees of the Trust determines that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment may be made in whole or in part by a distribution in kind of portfolio securities held by the Fund, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued by the Fund in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.
EXCHANGE PRIVILEGE
As described under "Exchange Privilege" in each Funds Prospectus, shareholders may exchange shares of one of the Funds for shares of any of the other Funds based upon the relative net asset values per share of the Funds at the time the exchange is effected. None of the Funds currently impose any limitation on the frequency of exchanges, but may impose such limitations upon notice to shareholders.
DETERMINATION OF NET ASSET VALUE
Each Funds Prospectus describes the days on which the net asset value per share of the Fund is computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is computed once daily as of 4:00 p.m. (Eastern time) on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open, except as described below. The New York Stock Exchange currently observes the following holidays: New Year's Day; Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (fourth Thursday in November); and Christmas Day. The Federal Reserve Bank of New York currently observes all the holidays listed above except Good Friday, in addition to Martin Luther Kings Birthday (third Monday in January), Columbus Day (second Monday in October) and Veterans Day.
Net asset value is computed as of 12:00 noon (Eastern time) on days for which the Public Securities Association recommends an early closing of the U.S. Government securities markets. Early closings may occur the Fridays preceding the following holidays:
Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays: Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.
Treasury Money Fund and Government Money Fund. In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by Treasury Money Fund and Government Money Fund. This method of valuation is used by the Funds in seeking to maintain stable net asset values of $1.00 per share. However, no assurance can be given that the Funds will be able to maintain stable share prices.
Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by the Funds will generally fluctuate as a result of changes in prevailing interest rate level and other factors.
In order to use the amortized cost method of valuation, Treasury Money Fund and Government Money Fund are each required to maintain a dollar-weighted average maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations. In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Funds as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds of 1%, the Board will promptly consider what action, if any, should be taken. The Trustees will take such action as they deem appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.
Government Income Fund. Portfolio securities held by Government Income Fund are generally valued on the basis of bid quotations obtained from principal market makers. If market quotations are not readily available, portfolio securities are valued at their fair value as determined under procedures adopted by the Board of Trustees of the Trust. A pricing service may be used to value the Funds portfolio securities. Such a service may use prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to value from dealers and general market conditions. Securities with remaining maturities of less than 60 days are valued at amortized cost unless the use of such valuation is determined not to reflect fair value.
TAXES
It is the policy of the Trust to distribute each fiscal year substantially all of the net investment income and net realized capital gains, if any, of each Fund to shareholders. The Trust intends that each Fund will qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities or options, forwards or futures thereon held less than three months; and (c) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of the Fund's assets is represented by cash, Government Securities and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government Securities). The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gains, determined on an October 31 year end. The Trust intends to distribute the income and capital gains of each Fund, in the manner necessary, to avoid imposition of the 4% excise tax by the end of each calendar year.
Fund dividends declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.
In general, any gain or loss realized on a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a redemption of shares may also be disallowed under the rules of Section 1091 of the Code relating to "wash sales" (i.e., purchase of substantially identical securities within a 61-day period beginning 30 days before such disposition).
Futures Contracts. (Government Income Fund only.) Accounting for futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made by Government Income Fund upon entering into futures contracts will be recognized as assets. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each days trading. Maintenance margin payments are made or received, depending upon whether gains or losses are incurred. Futures contracts held by Government Income Fund at the end of each fiscal year may be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. The straddle rules of Section 1092 of the Code may require the Fund to defer losses incurred in certain transactions involving securities and futures and may affect the Funds holding period in the asset offsetting the futures contract. The Funds ability to engage in futures transactions may be limited by these rules.
The Funds transactions in futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain exchange-traded futures contracts held by the Fund at the end of the Funds taxable year will be treated as having been sold for their fair market value on the last day of such taxable year, and gain or loss will be taken into account for such year. Such gain or loss generally will be treated as short-term capital gain or loss to the extent of 40% of such gain or loss, and long-term capital gain or loss to the extent of 60% of such gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of recognition of losses by the Fund and adjustments to the holding periods of securities held by the Fund. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will monitor its activities in futures contracts to ensure that they do not affect its qualification as a regulated investment company.
INVESTMENT ADVISORY ARRANGEMENTS
The Investment Adviser, a Delaware corporation, with offices at 300 Nyala Farms Road, Westport, Connecticut 06880, is a wholly-owned subsidiary of AMBAC Capital Corporation which, in turn, is a wholly-owned subsidiary of AMBAC Inc. Through its subsidiaries, AMBAC Inc. is a leading insurer of municipal and structured finance obligations and a provider of investment contracts and interest rate swaps to states, municipalities, and municipal authorities. AMBAC Inc. is a publicly held company whose shares are traded on the New York Stock Exchange.
Pursuant to an Investment Advisory Agreement with the Trust dated November 1, 1995 (the "Agreement"), the Investment Adviser manages the investment of each Funds assets and places orders for the purchase and sale of investments for each Fund. The Investment Adviser is also responsible under the Agreement for monitoring services provided by the Administrator, the Transfer Agent and the Trust's custodian. The Investment Adviser provides such additional management and administrative services as the Trust or the Fund may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Agreement. In addition, the Investment Adviser pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser, or, who are officers or employees of any company affiliated with the Investment Adviser, and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. As compensation for services rendered and expenses assumed by the Investment Adviser, the Agreement provides for the payment by each Fund of a monthly fee to the Investment Adviser, which fee is calculated daily and computed at the annual rate of .15% of the net assets of each of Treasury Money Fund and Government Money Fund, and .35% of the net assets of Government Income Fund.
The Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Trust or any of its shareholders for any act or omission by the Investment Adviser or for any losses sustained by the Trust or its shareholders. The Agreement in no way restricts the Investment Adviser from acting as investment adviser to others.
The Agreement was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Agreement or "interested persons" of the Investment Adviser or the Distributor, as defined in the 1940 Act (the "Independent Trustees"), at a meeting held in person on October 9, 1995. The Agreement was also approved on that date by the Investment Adviser, as the then sole shareholder of the Trust. The Agreement will continue in effect until September 30, 1997, and may be continued in effect from year to year thereafter upon the approval of the Trust's shareholders or the Board of Trustees. Each annual continuance also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time, as to any Fund, without penalty, on sixty days written notice by the Board of Trustees of the Trust, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of such Fund, or by the Investment Adviser. The Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act and the rules thereunder). The Trust has acknowledged that the name "AMBAC" is a property right of AMBAC Inc., and has agreed that AMBAC Inc. and its affiliated companies may use and permit others to use that name. The Trust has also agreed that, in the event the Agreement is terminated, the Trust will eliminate the name "AMBAC" from its name, unless otherwise consented to by AMBAC Inc. or any successor to its interest in such name.
TRUSTEES AND OFFICERS
The Board of Trustees of the Trust has the overall responsibility for monitoring the operations of the Trust and each Fund and supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and each Fund. Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

Name, Position
with Trust, Age
and Address


Principal Occupations
During Last Five Years

*W. Dayle
Nattress
Trustee,
Chairman,
President and
Chief Executive
Officer, 47

Chief Investment Officer, AMBAC
Inc. and AMBAC Indemnity
Corporation and Division
Executive, AMBAC Financial
Services Division; formerly, from
1990 to 1991, Senior Vice
President, Corporate Finance,
Dean Witter Reynolds Inc.

Eugene J.
McDonald
Trustee, 64
2200 West Main
Street, Suite
1000 Durham,
North Carolina
27705

President and Chief Executive
Officer, Duke Management Co.
(investment management affiliate
of Duke University); Director,
Central Carolina Bank, Key Group
of Mutual Funds and Flag Group of
Mutual Funds

Donald W. Green
Trustee, 52
305 Hartford Road
South Orange, New
Jersey  07079
Chief Financial Officer, Managing
Director and Director, PlanEcon,
Inc. (economic consulting and
publications);  formerly, from
1988 to 1991, Executive Vice
President and Director, The
Mercator Corporation (financial
advisory and merchant banking)

*C. Roderick
ONeil
Trustee, 65
375 Park Avenue
Suite 2602
New York, New
York  10152
Chairman, ONeil Associates
(investment and financial
consulting firm);  Director,
AMBAC Inc., AMBAC Indemnity
Corporation, Fort Dearborn Income
Securities, Inc. and Beckman
Instruments, Inc.; Trustee,
Memorial Drive Trust (finance)

Roisin T.
Kilgallen
Treasurer, 30

Treasurer and Controller, AMBAC
Investment Management, Inc.;
formerly, from 1992 to 1994,
Assistant Vice President of
Sakura Global Capital, Inc.;
prior thereto, from 1988 to 1992,
Senior Associate, Arthur Andersen
& Co.

Richard B. Gross
Secretary, 49
One State Street
Plaza
New York, New
York  10004
Senior Vice President, General
Counsel and Secretary, AMBAC
Inc.;  Senior Vice President,
AMBAC Indemnity Corporation;
Secretary, AMBAC Investment
Management, Inc.;  formerly, from
1990 to 1991, Senior Vice
President and General Counsel of
Citicorp Insurance Group, Inc.

Anne G. Gill
Assistant
Secretary, 33
One State Street
Plaza
New York, New
York  10004
Vice President, Counsel and
Assistant Secretary, AMBAC Inc.;
Vice President, Assistant General
Counsel and Assistant Secretary,
AMBAC Indemnity Corporation;
Assistant Secretary, AMBAC
Investment Management, Inc.;
formerly, from 1988 to 1993,
Associate, Hughes Hubbard & Reed

Gail A. Hanson
Assistant
Secretary, 54
One Exchange
Place
Boston,
Massachusetts
02109
Counsel, First Data Investor
Services Group, Inc.; formerly,
from 1988 to 1994, Associate,
Bingham, Dana & Gould

Therese M. Hogan
Assistant
Secretary, 34
One Exchange
Place
Boston,
Massachusetts
02109
Manager, State Regulation, First
Data Investor Services Group,
Inc.; formerly, from 1992 to
1994, Senior Legal Assistant,
Palmer & Dodge; prior thereto,
from 1984 to 1992, Blue Sky
Paralegal, Robinson & Cole

Kevin Morrissey
Assistant
Treasurer, 53
4400 Computer
Drive
Westbourgh,
Massachusetts
01581
Vice President, Financial
Administrator, First Data
Investor Services Group, Inc.;
formerly, from 1980 to April,
1996, Vice President and
Treasurer, Keystone Investments,
Inc.


Scott Blair
Assistant
Treasurer, 32
4400 Computer
Drive
Westbourgh,
Massachusetts
01581
Director, Treasury Department,
First Data Investor Services
Group, Inc.; formerly, from 1992
to 1994, Senior Financial
Analyst, Bank of Boston; prior
thereto, from 1988 to 1992,
Senior Associate, Coopers &
Lybrand

Except as otherwise indicated above, the address of each Trustee and officer of the Trust is 300 Nyala Farms Road, Westport, Connecticut 06880. Mr. Nattress and Mr. ONeil are Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their affiliations with the Investment Adviser and/or companies affiliated with the Investment Adviser.
Trustees who are not employees of the Investment Adviser, or its affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee, of which each of the Independent Trustees is a member, receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and each Fund.
Trustee compensation from the Trust is as follows:
Compensation Table*
Name of
Person
A
g
g
r
e
g
a
t
e
C
o
m
p
e
n
s
a
t
i
o
n
f
r
o
m
T
r
u
s
t
Pension or
Retirement
Benefits
Accrued as
Part of Fund
Expenses
Total
Compens
ation
from
Trust
Paid to
Trustee
s

W.
Dayle
Nattres
s
$
0
$0
$0

David
E. A.
Carson*
*
$
3
,
2
5
0
$0
$3,25
0

Eugene
J.
McDonal
d**
$
7
5
0
$0
$750.
00

Donald
W.
Green
$
5
,
7
5
0
$0
$5,75
0

C.
Roderic
k
ONeil
$
4
,
0
0
0
$0
$4,00
0



* Estimated compensation for the fiscal year ending October 31,
1996.
**David E. A. Carson resigned as a Trustee, effective September
17, 1996, and was replaced by Eugene J. McDonald, who was
appointed on such date by the Board of Trustees to fill the
vacancy created by Mr. Carson's resignation.
EXPENSES
All expenses of the Trust and the Fund not expressly assumed by the Investment Adviser, the Administrator or the Distributor, are
paid by the Trust.  Expenses borne by the Trust include, but are not limited to: fees paid to the Investment Adviser and the Administrator; the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and
expenses of any outside service used for pricing shares of the
Trust; fees and expenses of legal counsel; fees and expenses of the Trust's independent accountants; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and
Trustees) of the Trust which inure to its benefit; and
extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any
indemnification relating thereto). Certain of the expenses of organizing the Trust and the Funds and of the initial registration and qualification of shares of the Funds under federal and state securities laws are being charged to each Funds operations, as an expense, over a period not exceeding five years from the date of commencement of the Trusts operations.
PERFORMANCE INFORMATION
Calculation of Yield.  Treasury Money Fund and Government Money
Fund may publish quotations of "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. The yield for the seven-day period ended August 31, 1996 for Government Money Fund was 5.12%, which is equivalent to an effective yield of 5.25%. The yield for the seven-day period ended August 31, 1996 for Treasury Money Fund was 5.00%, which is equivalent to an effective yield of 5.13%. Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Funds. Effective yield is computed by compounding the unannualized seven-day period return as follows:
by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and
subtracting 1 from the result.
Effective yield = [(base period return + 1)365/7]-1
Government Income Fund may from time to time publish quotations of its yield as calculated over a 30-day period in advertisements, sales literature and shareholder reports.  This yield will be computed by dividing the Funds net investment income per share earned during a specified 30-day period by the maximum offering price per share on the last day of the period.  Yield is
calculated according to the following formula:
YIELD = 2[(	a-b	 + 1)6  - 1]
				cd
Where:	a =	dividends and interest earned during the period.
	b =	expenses accrued for the period (net of
reimbursements).
	c =	the average daily number of shares outstanding during
the period that were 			entitled to receive dividends.
	d =	the maximum offering price per share on the last day
of the period.
Calculation of Total Return. Each Fund may also disseminate quotations of its average annual total return and other total return data from time to time.  Average annual total return
quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period.  In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods.
Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:
	P (1+T)n = ERV
Where: 	P = a hypothetical initial payment of $1,000
		T = average annual total return
		n = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the period.
Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return.  Aggregate total return data, which is calculated according to the following
formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:
ERV - P
P
Where:		P = a hypothetical initial payment of $1,000.
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
Yield and total return quotations are based upon each Fund's historical performance and are not intended to indicate future performance. Each Fund's yield and total return fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Fund's expenses.
GENERAL INFORMATION
Description Of Shares. Interests in the Funds (presently, the only three series of the Trust) are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares.
Each share of each Fund represents an equal proportionate interest in that Fund with each other share of such Fund, without any priority or preference over other shares. All consideration received for the sales of shares of a particular Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund are separate and distinct from the interest of shareholders of the other Funds, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees. The assets of each Fund are segregated on the Trust's books and are charged with the expenses and liabilities of that Fund and with a share of the general expenses and liabilities of the Trust not attributable to any one Fund. The Board of Trustees determines those expenses and liabilities deemed to be general, and these items are allocated among the Funds as deemed fair and equitable by the Board of Trustees in its sole discretion.
Control Persons and Holders of Securities.  As of September 30,
1996, AMBAC Inc. and its subsidiary, AMBAC Indemnity Corporation, may be deemed to control the Trust, Treasury Money Fund and Government Money Fund, and AMBAC Inc., AMBAC Capital Corporation and the Investment Adviser may be deemed to control Government
Income Fund, through beneficial ownership of the outstanding shares of the Funds, as follows:


S
h
a
r
e
s

o
f

T
r
e
a
s
u
r
y

M
o
n
e
y

F
u
n
d

S
h
a
r
e
s

o
f

G
o
v
e
r
n
m
e
n
t

M
o
n
e
y

F
u
n
d

S
h
a
r
e
s

o
f

G
o
v
e
r
n
m
e
n
t

I
n
c
o
m
e

F
u
n
d







AMBAC Inc.
One State Street
Plaza
New York, New
York
9
9
%

4
6
%

1
0
0
%







AMBAC Indemnity
Corporation
One State Street
Plaza
New York, New
York
8
8
%

3
6
%

-
-
-







AMBAC Capital
Corporation
300 Nyala Farms
Road
Westport,
Connecticut
06880
-
-
-

-
-
-

1
0
0
%







AMBAC Investment
Management, Inc.
300 Nyala Farms
Road
Westport,
Connecticut
06880
-
-
-

-
-
-

1
0
0
%



		The various control relationships over the Trust and the Funds noted above will continue to exist until such time as the above-described share ownership of the Trust or applicable
Fund represents 25% or less of the outstanding shares of the Trust or of the Fund, as the case may be. Through the exercise of voting rights with respect to shares of the Funds, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Trust or the Funds is required.

		In addition to the controlling persons named above, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of the Funds as of September 30, 1996:

Treasury Money Fund
Shar
es
Owne
d




AMBAC Financial Services
Holdings, Inc.
300 Nyala Farms Road
Wesport, Connecticut
06880
6%




Government Money Fund
Shar
es
Owne
d




City of New Britain
7 West Main Street
New Britain, Connecticut
06051
15%




City of Bridgeport
45 Lyons Terrace
Bridgeport, Connecticut
06604
15%




Town of Suffield -
Treasurer's Office
83 Mountain Road
Suffield, Connecticut
06078
9%




USA Services, Inc. (AMBAC
affiliate)
9130 Jolleyville Road,
Suite 335
Austin, Texas 78759
6%




Town of Cromwell
41 West Street
Cromwell, Connecticut
06416
6%


Trustee and Officer Liability. Under the Trust's Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.
Independent Public Accountants. KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, are the independent public accountants of the Trust. The independent public accountants are responsible for auditing the financial statements and prepare the tax returns of the Funds. The selection of the independent public accountants is approved annually by the Board of Trustees. Custodian. Bankers Trust Company, 130 Liberty Street, New York, New York 10006, serves as custodian of the Trust's assets and maintains custody of each Funds cash and investments. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000). Shareholder Reports. Shareholders of the Trust will be kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding each Fund's activities. The financial statements of each Fund are audited each year by the Trust's independent public accountants.
Legal Counsel. Schulte, Roth & Zabel LLP, New York, New York, serves as counsel to the Trust.
Registration Statement. This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.
Use of Joint Statement of Additional Information. Each Fund acknowledges that it is solely responsible for all information or lack of information about the Fund in this Statement of Additional Information, and no other Fund is responsible therefor. The Trustees of the Trust have considered this factor in approving each Funds use of this single combined Statement of Additional Information.

Financial Statements. The audited financial statements of each Fund as of September 20, 1995 included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent public accountants, as indicated in their report with respect thereto. The unaudited financial statements of Treasury Money Fund and Government Money Fund as of August 31, 1996 are also included in this Statement of Additional Information. As of the date of this Statement of Additional Information, Government Income Fund has not commenced operations.







Report of Independent Public Accountants


The Board of Trustees and Shareholder
AMBAC Treasurers Trust:


We have audited the accompanying statements of assets and liabilities of AMBAC U.S. Treasury Money Market Fund, AMBAC U.S. Government Money Market Fund and AMBAC Short-Term U.S. Government Income Fund, portfolios of AMBAC Treasurers Trust (the Trust) as of September 20, 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of AMBAC U.S. Treasury Money Market Fund, AMBAC U.S. Government Money Market Fund and AMBAC Short-Term U.S. Government Income Fund, as of September 20, 1995 in conformity with generally accepted accounting principles.


KPMG PEAT MARWICK LLP

KPMG Peat Marwick LLP


Boston, Massachusetts
September 20, 1995




AMBAC TREASURERS TRUST

Statements of Assets and Liabilities

September 20, 1995

			AMBAC
	AMBAC	AMBAC	Short-Term
	U.S. Treasury	U.S. Government	U.S.
	Money	Money	Government
	Market Fund	Market Fund	Income Fund

Assets:
	Cash	$	33,335	33,335	33,330
	Deferred organization costs		55,000	55,000
	55,000
	Prepaid registration fees		12,093	12,093
	12,094

		Total		100,428	100,428	100,424

Liabilities:
	Accrued organizational and other costs		67,093
	67,093	67,094

		Net assets	$ 	33,335	33,335	33,330

Shares outstanding		33,335	33,335	3,333

		Net asset value per share	$ 	1.00	1.00	10.00

See notes to statements of assets and liabilities.


AMBAC TREASURERS TRUST

Notes to Statements of Assets and Liabilities

September 20, 1995

(1)	General

	(a) General
AMBAC Treasurers Trust (the Trust) was organized on June 27, 1995, as a Delaware business trust and is registered as an open-ended management investment company under the Investment Company Act of 1940, as amended. The Trust currently consists of three separate investment funds, AMBAC U.S. Treasury Money Market Fund, AMBAC U.S. Government Money Market Fund and AMBAC Short-Term U.S. Government Income Fund (each a "Fund"). As of September 20, 1995, the Trust and each Fund has had no operations other than organizational matters and the issuance of shares (33,335 of AMBAC U.S. Treasury Money Market Fund, 33,335 of AMBAC U.S. Government Money Market Fund and 3,333 shares of AMBAC Short-Term U.S. Government Income Fund) to AMBAC Investment Management, Inc.
(AIMI), a wholly owned subsidiary of AMBAC Inc. The Trust's financial statements are prepared in accordance with generally accepted accounting principles

(b) Organization Costs
Costs incurred by the Trust in connection with its organization, and the organization of the Funds, have been deferred and will be amortized on a straight-line basis over a five-year period from the date on which each Fund commences operation of its investment activities. The accrued organization costs are payable to AIMI. If any of the initial shares of the Trust are redeemed by AIMI (or any subsequent holder of such initial shares) during the period of amortization of organization costs, the redemption proceeds will be reduced by the pro-rata amount of unamortized organization costs based on the number of initial shares being redeemed to the number of initial shares outstanding at the time of the redemption.

(2)	Investment Advisory, Administration and Other Services

The investment adviser to the Trust is AIMI (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee computed daily and paid monthly at a rate of .15% per annum of the net assets of the AMBAC U.S. Treasury Money Market Fund and the AMBAC U.S. Government Money Market Fund and
 .35% of the net assets of the AMBAC Short-Term U.S. Government Income Fund. The Adviser has voluntarily agreed to waive its fee or absorb Fund expenses to the extent necessary to assure that the ordinary operating expenses do not exceed .20% of the average daily net assets of the AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund and .45% of the average daily net assets of the AMBAC Short-Term U.S. Government Income Fund. The Adviser reserves the right to modify or terminate at any time its agreement to waive fees and absorb expenses.



AMBAC TREASURERS TRUST

Notes to Statements of Assets and Liabilities, (Continued)

The Shareholder Services Group, Inc. (TSSG) serves as the Trust's administrator and is compensated for those services at an annual rate of .05% of the aggregate average daily net assets of the Trust (lower rates apply at higher asset levels), subject to a minimum monthly fee of $10,000. 440 Financial Distributors, Inc. ("440") acts as the Trust's distributor pursuant to a separate Distribution Agreement with the Trust. 440 receives no compensation under that agreement. TSSG and 440 are affiliate companies.

TSSG also serves as the Trust's transfer agent and dividend disbursing agent and is compensated for those services by each Fund in the amount of $30,000 per year, plus certain shareholder account fees. TSSG also performs fund accounting for the Trust and is compensated for those services, by each Fund, in the amount of $36,000 per year (higher amounts apply at higher assets levels).



U.S. Treasury Money Market Fund
PORTFOLIO OF INVESTMENTS
August 31, 1996 (unaudited)

			Annualized
			Yield on
	Principal	Date of	Maturity
	  Value
	Amount	Purchase	Date		(Note 2)

U.S. TREASURY OBLIGATIONS - 72.49%

	U.S. Treasury Bills - 72.49%

	$  9,000,000	5.10%, 09/05/96			$  8,994,900
  	10,000,000	5.25%, 09/17/96			    9,979,622

	Total U.S. Treasury Obligations
	(Cost $18,974,522)			  18,974,522

REPURCHASE AGREEMENTS - 66.27%

   	2,501,000	Barclays Bank-Tri Party
	5.22%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $2,502,451
	(Collateralized by U.S. Treasury Note, 6.50%
	Due 05/15/05
	Market Value $2,551,883)		    2,501,000

   	2,500,000	Goldman Sachs-Tri Party
	5.20%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $2,501,444
	(Collateralized by U.S. Treasury Note, 6.25%
	Due 06/30/98
	Market Value $2,550,737)		    2,500,000

   	2,481,000	HSBC Securities
	5.10%, Due 9/03/96, Dated 08/30/96
	Repurchase Price $2,482,406
	(Collateralized by U.S. Treasury Note, 5.75%
	Due 09/30/97
	Market Value $2,557,750)		    2,481,000







See Notes to Financial Statements.


U.S. Treasury Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
August 31, 1996 (unaudited)

							  Value
  Principal Amount		(Note 2)

REPURCHASE AGREEMENTS (continued)

	$ 2,500,000	Morgan Stanley-Tri Party
	5.23%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $2,501,444
	(Collateralized by U.S. Treasury Bill
	Due 05/01/97
	Market Value $2,564,839)		$  2,500,000

   	2,500,000	Morgan, J.P.
	5.20%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $2,501,453
	(Collateralized by U.S. Treasury Note, 6.50%
	Due 05/15/97
	Market Value $2,550,161)		    2,500,000

   	2,367,000	Nomura
	5.18%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $2,368,362
	(Collateralized by U.S. Treasury Note, 6.63%
	Due 02/28/01
	Market Value $2,417,494)		    2,367,000

   	2,500,000	Sanwa
	5.20%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $2,501,444
	(Collateralized by U.S. Treasury Note, 6.38%
	Due 05/15/99
	Market Value $2,550,689)		    2,500,000

	Total Repurchase Agreements
	(Cost $17,349,000)			  17,349,000

Total Investments - 138.76%
(Cost $36,323,522)*			  36,323,522
Net Other Assets and Liabilities - (38.76)%**		(10,145,417)
Net Assets - 100.00%			$26,178,105


*   Aggregate cost for Federal tax purposes.
**  Includes amounts for securities purchased but not settled.

See Notes to Financial Statements.


U.S. Government Money Market Fund
PORTFOLIO OF INVESTMENTS
August 31, 1996 (unaudited)

			Annualized
			Yield on
	Principal	Date of	Maturity
	  Value
	Amount	Purchase	Date		(Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.91%

	Federal National Mortgage Association,
		Discount Notes - 22.90%

	$  2,060,000	5.42%, 09/03/96			$  2,059,811
	2,920,000	5.22%, 09/03/96			  2,918,730
	600,000	5.23%, 09/05/96			       599,652
	10,000,000	5.22%, 09/12/96			    9,984,111
				  15,562,304

	Federal Home Loan Mortgage Corp.,
 		Discount Notes - 19.07%

	1,000,000	5.22%, 09/03/96			    999,565
	2,950,000	5.41%, 09/03/96			    2,949,270
    	5,000,000	5.23%, 09/05/96			    4,997,100
    	3,696,000	5.23%, 09/06/96			    3,693,320
       	315,000	5.27%, 09/09/96
314,633
				  12,953,888

	Federal Farm Credit Bank,
		Discount Note - 2.94%

    2,000,000	5.23%, 09/06/96			    1,998,550

	Total U.S. Government  and Agency Obligations
	(Cost $30,514,742)			  30,514,742

REPURCHASE AGREEMENTS - 55.33%

   	6,350,000	Barclays Bank-Tri Party
	5.25%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $6,353,704
	(Collateralized by U.S. Government Securities
	with maturities in 1996
	Market Value $6,481,831)		    6,350,000


See Notes to Financial Statements.


U.S. Government Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
August 31, 1996 (unaudited)

							  Value
  Principal Amount		(Note 2)

REPURCHASE AGREEMENTS (continued)

   	$ 6,250,000	Goldman Sachs-Tri Party
	5.26%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $6,253,653
	(Collateralized by U.S. Treasury Note, 6.25%
	Due 06/30/98
	Market Value $6,375,327)		$ 6,250,000

	 6,250,000	Morgan, J.P.
	5.22%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $6,253,625
	(Collateralized by Federal Home Loan Bank,
	Agency Note, 5.22%, Due 07/08/98
	Market Value $6,504,319)		   6,250,000

   	6,250,000	Morgan Stanley-Tri Party
	5.23%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $6,253,632
	(Collateralized by U.S. Treasury Bill
	Due 11/14/96
	Market Value $6,410,729)		   6,250,000

   	6,250,000	Nomura
	5.25%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $6,253,646
	(Collateralized by Federal National Mortgage
	Association, Discount Note, Due 09/24/96
	Market Value $6,376,000)		   6,250,000











See Notes to Financial Statements.


U.S. Government Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
August 31, 1996 (unaudited)

							  Value
  Principal Amount		(Note 2)

   	6,250,000	Sanwa
	5.20%, Due 09/03/96, Dated 08/30/96
	Repurchase Price $6,253,611
	(Collateralized by U.S. Treasury Note, 5.63%
	Due 10/31/96
	Market Value $6,375,590)		   6,250,000

	Total Repurchase Agreements
	(Cost $37,600,000)			 37,600,000

Total Investments - 100.24%
(Cost $68,114,742)*			 68,114,742
Net Other Assets and Liabilities - (0.24)%
(164,360)
Net Assets - 100.00%			$67,950,382






















*  Aggregate cost for Federal tax purposes.

See Notes to Financial Statements.


STATEMENTS OF ASSETS AND LIABILITIES
August 31, 1996 (unaudited)

							   U.S. Treasury
	        U.S. Government
							Money Market Fund
	      Money Market Fund

ASSETS:
  Investments (Note 2):
     Investments at value	$	18,974,522	$
	30,514,742
     Repurchase agreements		17,349,000
	37,600,000
	Total investments at value		36,323,522
	68,114,742
  Cash		            289		           615
  Interest receivable		        5,012
10,935
  Receivable from investment adviser		        11,378
		      51,499
  Deferred organization costs (Note 2)		      64,907
		      64,907
  Prepaid expenses		        12,583
19,868
	Total Assets	$	36,417,691	$	68,262,566

LIABILITIES:
  Payable for investments purchased		 9,979,622
----
  Dividends payable		      97,524
108,998
  Accrued organization costs (Note 2)	      	69,885
		      69,885
  Payable to FDISG (Note 3)		      17,003
35,958
  Trustees' fees and expenses payable (Note 3)
6,875		        6,875
  Accrued expenses and other payables		      68,677
		      90,468
	Total Liabilities		10,239,586		    312,184
NET ASSETS	$	26,178,105	$	67,950,382

NET ASSETS consist of:
  Par value (Note 5)	$	      26,177	$
67,950
  Paid-in capital in excess of par value		26,150,904
	67,882,365
  Accumulated net realized gain on investments
     sold		        1,024		            67
TOTAL NET ASSETS	$	26,178,105	$	67,950,382

Shares of beneficial interest outstanding		26,177,081
	67,950,315

NET ASSET VALUE
  offering and redemption price per share
  (Net Assets  Shares Outstanding)	$               1.00	$
	          1.00




See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
For the period ended
August 31, 1996 (unaudited)

	   U.S. Treasury	  U.S. Government	Money Market Fund*
	Money Market Fund*

INVESTMENT INCOME
  Interest (Note 2)	$	474,710	$	1,113,079

EXPENSES:
  Investment advisory fees (Note 3)			  13,542
	    30,910
  Administration fees (Note 3)			  13,178
	    29,155
  Custodian fees			    6,000		      6,000
  Fund accounting fees (Note 3)			  12,700
	    15,677
  Legal fees 			    5,333		      8,685
  Audit fees			  10,000		    10,000
  Transfer agent fees (Note 3)			  11,289
	    11,289
  Trustees' fees and expenses (Note 3)			    6,875
		      6,875
  Amortization of organization costs (Note 2)
4,978		      4,978
  Reports to shareholders			  10,833
10,833
  Registration fees			  20,024
34,372
  Insurance			    3,473		      8,773
  Rating Agency fees			7,500		7,500
  Miscellaneous			    4,307		      4,307
     Total Expenses			 130,032
189,354
     Less: Expense reimbursement/waiver (Note 4)
	(105,573)		(148,141)
     Total Expenses net of reimbursement/waiver
24,459		     41,213
NET INVESTMENT INCOME			 450,251		1,071,866

NET REALIZED GAIN ON INVESTMENTS
      SOLD (Note 2) 			    1,024
67

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS	$		 451,275	$
	1,071,933









* The Funds commenced operations on April 24, 1996.


See Notes to Financial Statements.



STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
August 31, 1996 (unaudited)

	   U.S. Treasury	  U.S. Government
	Money Market Fund (1)	Money Market Fund (1)

NET ASSETS at beginning of period	$ 	----	$
----

Increase in Net Assets resulting from operations:
  Net investment income		     450,251
1,071,866
  Net realized gain on investments sold		        1,024
		              67
     Net increase in net assets resulting from
         operations		     451,275
1,071,933

Dividends to shareholders from:
  Net investment income		    (450,251)
(1,071,866)

Share Transactions:
  Net proceeds from sales of shares		26,133,335
	105,215,723
  Issued to shareholders in reinvestment of dividends
65,334		      638,892
  Cost of shares repurchased		     (21,588)
	(37,904,300)
     Net increase from share transactions		26,177,081
	 67,950,315
       Total increase in net assets		26,178,105
67,950,382
NET ASSETS at the end of period	$	26,178,105	$
67,950,382

OTHER INFORMATION:
Share Transactions:
  Sold		26,133,335		105,215,723
  Issued to shareholders in reinvestment of dividends
65,334		      638,892
  Shares repurchased		     (21,588)
	(37,904,300)
     Net increase in shares outstanding		26,177,081
	 67,950,315









(1) The Funds commenced operations on April 24, 1996.


See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	   U.S. Treasury	  U.S. Government
	Money Market Fund	Money Market Fund
							       Period ended
August 31, 1996(unaudited) (1)

Net Asset Value, Beginning of period	$	  1.000	$
	  1.000
Income from Investment Operations:
  Net investment income (2)		  0.018		  0.018

Less Dividends:
  Dividends from net investment income		(0.018)
	(0.018)

Net increase in net asset value		     ----
----
Net Asset Value, End of period	$	  1.000	$
1.000


Total Return		1.78%**		1.84%**

Ratios/Supplemental Data:
Net Assets, End of period (000s)	$	 26,178	$
67,950
Ratios to average net assets:
  Net investment income including reimbursement/waiver
	4.99%*		5.20%*
  Operating expenses including reimbursement/waiver	0.27%*
		0.20%*
  Operating expenses excluding reimbursement/waiver	1.44%*
		0.92%*











*    Annualized
**  Not Annualized
(1) The Funds commenced operations on April 24, 1996.
(2) Net investment income per share before reimbursement/waiver of fees and expenses by the Investment Adviser for the period ended August 31, 1996 for the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund were $0.014, and $0.016, respectively.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS (unaudited)

1.	Organization

	AMBAC Treasurers Trust (the "Trust") was organized on June 27, 1995, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered two managed diversified investment portfolios. The accompanying financial statements and financial highlights are those of AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund (individually, a "Fund," collectively, the "Funds"). A third series of the Trust, AMBAC Short-Term U.S. Government Income Fund, has not yet commenced operations.

2.	Significant Accounting Policies

	The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

	Portfolio Valuation: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

	Securities Transactions and Investment Income:
Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

	Dividends to Shareholders: Dividends from net investment income are declared and accrued daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

	Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

	Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.

	Repurchase Agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's Investment Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. Each Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian (or sub-custodian) in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The Investment Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

	Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

	Organization Costs: Each Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under Federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with each Fund's commencement of operations. In the event that any of the initial shares purchased by any shareholder of a Fund are redeemed during the period of amortization of organization costs, the redemption proceeds will be reduced by the pro-rata amount of unamortized organization costs based on the number of initial shares being redeemed to the number of initial shares outstanding at the time of the redemption. These costs were paid by AMBAC Investment Management, Inc. (the "Adviser"), a wholly-owned subsidiary of AMBAC Capital Corporation which, in turn, is a wholly-owned subsidiary of AMBAC Inc. ("AMBAC"), and will be reimbursed by the respective Funds.

3.	Investment Advisory, Administration, and Other Fees

	The Trust and the Adviser are parties to an investment advisory agreement under which the Adviser provides services for a fee, computed daily and paid monthly, at the annual rates of 0.15% of the average daily net assets with respect to AMBAC U.S. Treasury Money Market and AMBAC U.S. Government Money Market Funds. The Adviser has voluntarily agreed to waive its fee or absorb Fund expenses to the extent necessary to assure that the ordinary operating expenses do not exceed 0.28% and 0.20% of the average daily net assets of the AMBAC U.S. Treasury Money Market and AMBAC U.S. Government Money Market Funds, respectively. The Adviser reserves the right to modify or terminate at any time its agreements to waive fees and absorb expenses.

	The Trust and First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which FDISG (the "Administrator") provides services for a monthly fee calculated at an annual rate of 0.05% of the Fund's average daily net assets on the first $500 million of net assets of the Trust, 0.04% on the next $500 million of net assets of the Trust and 0.03% on net assets of the Trust in excess of $1 billion, subject to a minimum monthly fee paid by the Trust to the Administrator of $10,000. FDISG also provides certain fund accounting services for which it is paid a monthly fee by the Fund of $3,000 if the monthly average net assets of the Fund are $50 million or less, $4,000 if the Fund's monthly average net assets are between $50 or $200 million, or $5,000 if the Fund's monthly average net assets exceed $200 million. In addition, FDISG also provides certain custody administration and transfer agency services pursuant to certain fee arrangements.

	440 Financial Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FDISG and an indirect wholly-owned subsidiary of First Data Corporation, acts as the exclusive distributor of the Trust's shares.

	Certain officers of the Trust may be officers of the Administrator and/or Distributor. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of the Adviser, or its affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee, of which each of the Independent Trustees is a member, receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

4.	Waiver of Fees and Reimbursement of Expenses

	The Adviser voluntarily agreed to waive a portion of its fees and to reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each series. The Adviser, at its discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements. For the period ended August 31, 1996, the Adviser waived fees and reimbursed expenses with respect to the Funds in the following amounts.

Expenses
	Fund						Fees Waived
	Reimbursed

AMBAC U.S. Treasury Money Market Fund	      $13,542
	$  92,031
AMBAC U.S. Government Money Market Fund	        30,910
	  117,231

5.	Shares of Beneficial Interest

	The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001








Report of Independent Public Accountants


The Board of Trustees and Shareholder
AMBAC Treasurers Trust:


We have audited the accompanying statements of assets and liabilities of AMBAC U.S. Treasury Money Market Fund, AMBAC U.S. Government Money Market Fund and AMBAC Short Term U.S. Government Income Fund, portfolios of AMBAC Treasurers Trust
(the Trust) as of September 20, 1995.	These Financial
statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principals used and significant estimates made by the management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of AMBAC U.S. Treasury Money Market Fund, AMBAC U.S. Government Money Market Fund and AMBAC Short Term U.S. Government Income Fund, as of September 20, 1995 in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

KPMG Peat Marwick LLP

Boston, Massachusetts
September 20, 1995



PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

	(a)	Financial Statements:

		Included in Part A:

			Financial Highlights (unaudited)

			Included in Part B:

			Report of Independent Accountants
			Statements of Assets and Liabilities at
September 20, 1995
			Notes to Statements of Assets and Liabilities Portfolio of Investments (unaudited) Statement of Assets and Liabilities at August
31, 1996 (unaudited)
			Statements of Operations (unaudited)
			Statement of Changes in Net Assets
(unaudited)
			Financial Highlights (unaudited)
			Notes to Financial Statements (unaudited)
			Report of Independent Accountants

	(b)	Exhibits:

	Exhibit
	Number			Description

	1(a)	Certificate of Trust dated June 27, 1995 is
incorporated by reference to the Registrant's initial registration statement filed on June 30, 1995.

	 (b)	Declaration of Trust dated June 27, 1995 is
incorporated by reference to Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission (the "SEC ") on October 19, 1995.

	2	By-Laws of Registrant are incorporated by reference
to the Registrant's initial registration statement filed on June 30, 1995.

	3	Not Applicable.



	4	Instruments defining rights of holders of the
securities being offered are incorporated by reference to the Registrant's initial registration statement filed on June 30, 1995.

	5	Form of Investment Advisory Agreement is
incorporated by reference to Pre-Effective Amendment No. l filed with the SEC on October 19, 1995.

	6	Form of Distribution Agreement is incorporated by
reference to Pre-Effective Amendment No. 1 filed with the SEC on October 19, 1995.

	7	Not Applicable.

	8	Form of Custodian Agreement is incorporated by
reference to Pre-Effective Amendment No. 1 filed with the SEC on October 19, 1995.

	9(a)	Form of Administration Agreement is incorporated by
reference to Pre-Effective Amendment No. 1 filed with the SEC on October 19, 1995.

	 (b)	Form of Transfer Agency and Services Agreement is
incorporated by reference to Pre-Effective Amendment No. 1 filed with the SEC on October 19, 1995.

	10	Not Applicable.

	11	Consent of Independent  Public Accountants is filed
herewith.

	12	Not Applicable.

	13	Agreement Regarding Initial Capital is incorporated
by reference to Pre-Effective Amendment No. 1 as filed with the SEC on October 19, 1995.

	14	Not applicable.

	15	Not applicable.

	16	Not applicable.

	17	Financial Data Schedules for each series are filed
herewith.

	18	Not applicable.



Item 25.	Persons Controlled by or Under Common Control with
Registrant.

 As described in the Statement of Additional Information the
	Registrant may be deemed to be controlled by AMBAC Inc., and AMBAC Indemnity Corporation AMBAC
Investment Management, Inc. is a wholly-owned subsidiary of AMBAC Capital Corporation, a Delaware corporation, which is in turn a wholly-owned subsidiary of AMBAC Inc., a Delaware corporation. Other persons under common control with Registrant include AMBAC Indemnity Corporation, a Wisconsin stock insurance company, and HCIA Inc., a Maryland corporation, both of which are subsidiaries of AMBAC Inc., and the following (direct and indirect) subsidiaries of AMBAC Inc., each of which is a Delaware corporation: AMBAC Capital Management, Inc.,
AMBAC Investments Inc., AMBAC Securities Inc. and AMBAC Financial Services Holdings, Inc. and USA Services Inc.


Item 26.	Number of Holders of Securities.

								Number of
Record Holders
	Name of Fund					 as of
September 30,  1996


AMBAC U.S. Treasury Money Market Fund
	7

AMBAC U.S. Government Money Market Fund				16

AMBAC  Short-Term U.S. Government Income Fund			1

Item 27.	Indemnification.

	As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "Investment Company Act") and pursuant to Article VI of Registrant's By-Laws (Exhibit 2 to the Registration Statement), officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant, and pursuant to
Section 1.10 of the Distribution Agreement (Exhibit 6 to the Registration Statement), 440 Financial Distributors, Inc. as principal underwriter of Registrant, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Section 1.10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

	Registrant intends to maintain an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

	Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 28.	Business and Other Connections of Investment
Adviser.

	See "Management of the Trust" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory Arrangements" in the Statement of
Additional Information constituting Part B of this Registration
Statement.

	The business and other connections of AMBAC Investment Management, Inc's ("AMBAC Investment") directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 300 Nyala Farms Road, Westport, Connecticut 06880.

			Position with
Name and Address	AMBAC  Investment	Principal Occupations

Frank J. Bivona	Director	Chief Financial Officer and
One State Street Plaza		Treasurer, AMBAC Inc.
New York, New York
10004

Stephen A. Attanasio	Director and Managing 	Senior Officer
of
		Director and Head of 	Connecticut-based
		Investment Advisory 	Financial Services for
		Services	AMBAC Inc. and its
			 affiliates

			Position with
Name and Address	AMBAC  Investment	Principal Occupations

Dolores O. Miller	Managing Director	Senior Portfolio Manager
			for portfolios of AMBAC
			Inc. and its affiliates

Matthew L. Schroeder	First Vice President 	Chief Risk
Compliance
		and Chief  Risk 	Officer of AMBAC Inc.
		Compliance Officer	and its subsidiaries

Evelyn R. Robertson	Vice President and 	Portfolio
Manager for
		Portfolio Manager	AMBAC U.S. Treasury
			Money Market Fund and
			AMBAC U.S.
			Government Money
			Market Fund (series of
			Registrant)

Roisin Kilgallen	Vice President and 	Treasurer of certain
		Treasurer	Connecticut-based
			Financial Services,
			subsidiaries of AMBAC
			Inc.

Richard B. Gross	Secretary	General Counsel and
One State Street Plaza		Secretary, AMBAC Inc.
New York, New York  10004

Item 29.	Principal Underwriters.

	(a)	In addition to AMBAC Treasurers Trust, 440
Financial Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, Armada Funds (formerly known as NCC Funds), Panorama Funds, Wilshire Target Funds, Inc. and BT Insurance Funds Trust. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation, 4400 Computer Drive, Westboro, MA 01581.

	(b)	The information required by this Item 29 (b) with
respect to each director, officer, or partner of 440 Financial Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by 440 Financial Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities
Act of 1934 (File No. 8-45467).

	(c)	440 will not be paid any compensation from the
Registrant for its services as principal underwriter.

Item 30.	Location of Accounts and Records.

	All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment
Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

	AMBAC Investment Management, Inc
	300 Nyala Farms Road
	Westport, Connecticut 06880
	(records relating to its functions as investment adviser)

	Bankers Trust Company
	130 Liberty Street
	New York, New York 10006
	(records relating to its functions as custodian)

	First Data Investor Services Group, Inc.
	4400 Computer Drive
	Westborough, Massachusetts  01581
	(records relating to its functions as transfer agent and administrator)

	440 Financial Distributors, Inc.
	4400 Computer Drive
	Westborough, Massachusetts 01581
	(records relating to its functions as distributor)

Item 31.	Management Services.

	Not Applicable.

Item 32.	Undertakings.

	(a)	Not Applicable.

	(b)	Not Applicable.

	(c)	The Registrant undertakes to furnish each person to
whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.


SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, AMBAC TREASURERS TRUST, certifies that it meets the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Westport and State of Connecticut, on the 24th day of October, 1996.


AMBAC TREASURERS TRUST

By:	/s/ W. Dayle Nattress
	W. Dayle Nattress
	Chairman


Pursuant to the requirements of the Securities Act of 1933 and the Invesment Company Act of 1940, as ameded, the Registrant, AMBAC TREASURERS TRUST, certifies that it meets the requirements for effectiveness of this Post-Effectice Amendment to its REgistration Statement pursuant to 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registrant Statement has been signedon its behalf by the undersigned, thereto duly authorized, in the City of Westport and State of Connecticut, on the 24th day of October, 1996.


/s/ W. Dayle Nattress			Trustee, President and
Chief		October 24, 19965
W. Dayle Nattress			Executive Officer


/s/ Eugene McDonald
Eugene McDonald 	Trustee
	October 24, 1996


/s/ Donald W. Green			Trustee
	October 24, 1996
Donald W. Green


/s/ C. Roderick O'Neil			Trustee
	October 24, 1996
C. Roderick O'Neil

/s/ Roisin T. Kilgallen	Treasurer
	October 24, 1996
Roisin T. Kilgallen	(Principal Financial
Officer)



INDEX TO EXHIBITS


Exhibit Number		Exhibit

11	Consent of Independent Public Accountants.

17	Financial Data Schedules for each series.



*	Trustee who is an "interested person" of the Trust, as defined in the 1940
Act. Ownership percentages include direct beneficial ownership of 4% of the shares of Treasury Money Fund and 4% of the shares of Government Money Funds, indirect beneficial ownership of the shares of each Fund that are owned by subsidiaries of AMBAC Inc.
 Ownership of shares is indirect and based upon direct beneficial ownership by AMBAC Investment Management,
Inc., a subsidiary of AMBAC Capital Corporation.


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